Registration No. 2-31661
                                                             File No. 811-1810


                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON,  DC. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /


      PRE-EFFECTIVE AMENDMENT NO. ___                     /   /

      POST-EFFECTIVE       AMENDMENT       NO.         69      /   X/


                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                             / X /


      Amendment No.    30                                  / X /


                            OPPENHEIMER GLOBAL FUND

-------------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

             Two World Trade Center, New York, New York 10048-0203

-------------------------------------------------------------------

                   (Address of Principal Executive Offices)

                                 212-323-0200

-------------------------------------------------------------------

                        (Registrant's Telephone Number)

                            ANDREW J. DONOHUE, ESQ.
                            OppenheimerFunds, Inc.
             Two World Trade Center, New York, New York 10048-0203

-------------------------------------------------------------------

                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
      /   / Immediately upon filing pursuant to paragraph (b)


      /   / 60 days after filing pursuant to paragraph (a)(1)



      /   / 75 days after filing pursuant to paragraph (a)(2)

      /  X   /  On   January   29,   1998,   pursuant
to paragraph (b)

     /   / On ______________, pursuant to paragraph (a)(1)

      /   / On ______________, pursuant to paragraph (a)(2)

            of Rule 485.



                                   FORM N-1A

                            OPPENHEIMER GLOBAL FUND

                             Cross Reference Sheet
Part A of
Form N-1A

Item No.           Prospectus Heading


1                 Front Cover Page

2                 Expenses; A Brief Overview of the Fund
3                 Financial Highlights; Performance of the Fund
4                 Front Cover Page; How the Fund is Managed--

                  Organization and History; Investment Objective and Policies

 5                How the Fund is Managed; Expenses; Back Cover
5A                Performance of the Fund
6                 How the Fund is Managed--Organization and
                  -
                  - The Transfer Agent; Dividends, Capital Gains and
                  Taxes; Investment Objective and Policies--
                  Portfolio Turnover
7                 Shareholder Account Rules and Policies; How
                  Buy Shares;  How to Exchange
                  Shares; Special Investor
                  Services; Service Plan for Class A Shares;
                  Distribution and Service Plan for Class B
                      Shares;
                  Distribution and Service Plan for Class C Shares;
                  How to Sell Shares

8                 How to Sell Shares; Special Investor Services
9                 *

Part B of
Form N-1A

Item No.          Heading  In Statement of Additional Information




10                Cover  Page
11                Cover Page
12                *
13                Investment Objective and Policies; Other
                  Investment Techniques and Strategies; Additional
                  Investment Restrictions
14                How the Fund is Managed - Trustees and Officers
                  of the Fund

15                How the Fund is Managed - Major Shareholders
16                How the Fund is Managed ; Distribution and

                  Service Plans
17                Brokerage Policies of the Fund
18                Additional Information About the Fund
19                Your Investment Account - How to Buy Shares; How
                  to Sell Shares; How to Exchange Shares
20                Dividends, Capital Gains and Taxes
21                How the Fund is Managed; Brokerage Policies of
                  the Fund
22                Performance of the Fund
23                Financial Statements

----------------

* Not applicable or negative answer.

OPPENHEIMER GLOBAL FUND


Prospectus dated January  29, 1998


      Oppenheimer Global Fund is a mutual fund with the investment objective of capital appreciation. Current income is not an objective. The Fund invests primarily in common stocks of U.S. and foreign companies and normally invests a substantial portion of its assets in foreign stocks. The Fund emphasizes investments in "growth-type" companies, in industry sectors that the portfolio manager believes have appreciation possibilities. The Fund also uses "hedging" instruments to try to reduce the risks of market and currency fluctuations that affect the value of the securities the Fund holds.

      Some of the Fund's investment techniques may be considered speculative. Foreign investing involves special risks. These techniques may increase the risks of investing in the Fund and the Fund's operating costs. You should carefully review the risks associated with an investment in the Fund. Please refer to "Investment Policies and Strategies" for more information about the types of securities the Fund invests in and the risks of investing in the Fund.


      This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the January 29, 1998 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                            [OppenheimerFunds (logo)]


Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL

OFFENSE.

Contents


ABOUT THE FUND

3 Expenses
5 A Brief  Overview of the Fund
7 Financial  Highlights
10 Investment Objective and Policies
17 How the Fund is Managed
19 Performance of the Fund

      ABOUT YOUR ACCOUNT

23    How to Buy Shares
      Class A Shares
      Class B Shares
      Class C Shares
35    Special Investor Services
      AccountLink
      Automatic Withdrawal and Exchange Plans
      Reinvestment Privilege
      Retirement Plans
37    How to Sell Shares
      By Mail
      By Telephone
39    How to Exchange Shares
40    Shareholder Account Rules and Policies
42    Dividends, Capital Gains and Taxes
45    Appendix A:  Special Sales Charge Arrangement for Certain
      Persons

ABOUT THE FUND

Expenses


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 1997.


     o Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account," from pages ____ through ____, for an explanation of how and when these charges apply.




Class A          Class B         Class C


Shares     Shares          Shares

------------------------------------------------------------------------------


Maximum Sales Charge                   5.75%            None         None
on Purchases (as a % of
offering price)

------------------------------------------------------------------------------


Maximum Deferred Sales         None(1)  5% in thefirst    1% if shares
Charge (as a % of the                   year, declining   are redeemed
lower of the original                   to 1% in the      within 12
offering price or                      sixth year and     months of
redemption proceeds)                   eliminated         purchase(2)
                                       thereafter(2)

------------------------------------------------------------------------------


Exchange Fee              None            None          None

------------------------------------------------------------------------------

Redemption Fee            None(3)         None(3)       None(3)



(1)If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page __) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below.


(2) See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares - Buying Class C Shares" below.

(3) There is a $10 transaction fee for redemptions paid by Federal Funds wire, but not for redemptions paid by ACH transfer through AccountLink.

      o Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

                        Annual Fund Operating Expenses
                    (as a Percentage of Average Net Assets)

                                          Class A     Class B     Class C
                                          --------    -------     -------

Management Fees                             0.70%     0.70%        0.70%
12b-1 Distribution Plan Fees                0.18%     1.00%        1.00%


Other Expenses                              0.25%      0.24%       0.24%
Total Fund Operating Expenses               1.13%       1.94%       1.94%

      The numbers for Class A, Class B and Class C shares in the table above are based upon the Fund's business expenses in its fiscal year ended September 30, 1997. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. The 12b-1 Distribution Plan Fees for Class A shares are service fees (the maximum fee is 0.25% of average net assets of that class). For Class B and Class C shares, the 12b-1 Distribution Plan Fees are service fees (the maximum fee is 0.25% of average net assets of that class) and the asset-based sales charge of 0.75%. These plans are described in greater detail in "How to Buy Shares."


      The actual expenses for each class of shares in future years may be more or less than the numbers in the table, depending on a number of factors, including changes in the actual value of the Fund's assets represented by each class of shares.

     o Examples - To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                      1 year      3 years   5 years       10 years*
                      ------    -------     -------     --------

Class A Shares         $68     $91               $116        $187
Class B Shares         $70     $91               $125        $186
Class C Shares         $30     $61               $105        $226


      If you did not redeem your investment, it would incur the following expenses:


                      1 year      3 years     5 years    10 years*
                      ------    -------     -------     --------

Class A Shares         $68     $91            $116        $187
Class B Shares         $20     $61            $105        $186
Class C Shares         $20     $61            $105        $226


     * In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and contingent deferred sales charge imposed on Class B and Class C shares, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

      These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

A Brief Overview of the Fund

      Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

     o What Is The Fund's Investment Objective? The Fund's investment objective is to seek capital appreciation. Current income is not an objective.

     o What Does the Fund Invest In? The Fund primarily invests in foreign and domestic common or convertible stocks of "growth type" companies considered to have appreciation possibilities. Investments in debt securities may be made in uncertain market conditions. The Fund may also use hedging instruments and some derivative investments to try to manage investment risks. These investments are more fully explained in "Investment Objective and Policies," starting on page
___.

      o   Who   Manages   the   Fund?    The   Fund's    investment    adviser
(the Manager)

 is OppenheimerFunds, Inc. The Manager (including subsidiaries) manages investment company portfolios having over $75 billion in assets as of December 31, 1997. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund has a portfolio manager, William L. Wilby, who is employed by the Manager. He is primarily responsible for the selection of the Fund's securities. The Fund's Board of Trustees, elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How the Fund is Managed," starting on page ___ for more information about the Manager and its fees.


     o How Risky is the Fund? All investments carry risks to some degree. It is important to remember that the Fund is designed for long-term investors. The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors such as changes in general bond and stock market movements or the change in value of particular stocks because of an event affecting the issuer. The Fund's investments in foreign securities are subject to additional risks associated with investing abroad, such as the effect of currency rate changes on stock values. These changes affect the value of the Fund's investments and its price per share. In the Oppenheimer funds spectrum, the Fund is generally more volatile than the other stock funds, the income and growth funds, and the more conservative income funds. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective, and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objective and Policies" starting on page --- for a more complete discussion of the Fund's investment risks.

      o How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page ___ for more details.

      o Will I Pay a Sales Charge to Buy Shares? The Fund offers the individual investor three classes of shares. Each class has the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Class B and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of purchase. There is also an annual asset-based sales charge on Class B and Class C shares. Please review "How To Buy Shares" starting on page ___ for more details, including a discussion about which class may be appropriate for you.

      - How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" on page ___. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How To Exchange Shares" on page __.

      - How Has the Fund Performed? The Fund measures its performance by quoting its average annual total returns and cumulative total returns, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to a broad stock market index, which we have done on page ___. Please remember that past performance does not guarantee future results.


Financial Highlights


      The table on the following pages presents selected financial information about the Fund, including per share data, expense ratios and other data based on the Fund's average net assets. This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended September 30, 1997, is included in the Statement of Additional Information.




FINANCIAL HIGHLIGHTS                          CLASS A
                                              ------------------------------------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                              1997       1996       1995       1994       1993
=================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period           $39.00     $36.84     $37.69     $35.04     $30.03
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .32        .23        .31        .17        .26
Net realized and unrealized gain (loss)         11.91       4.22       2.59       6.10       4.99
                                               ------     ------     ------     ------     ------
Total income (loss) from investment
operations                                      12.23       4.45       2.90       6.27       5.25
-------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.53)      (.24)        --       (.25)      (.12)
Distributions from net realized gain            (1.38)     (2.05)     (3.75)     (3.37)      (.12)
                                               ------     ------     ------     ------     ------
Total dividends and distributions
to shareholders                                 (1.91)     (2.29)     (3.75)     (3.62)      (.24)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                 $49.32     $39.00     $36.84     $37.69     $35.04
                                               ======     ======     ======     ======     ======
=================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)             32.85%     12.98%      9.26%     19.19%     17.67%

=================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)        $3,408     $2,499     $2,186     $1,921     $1,389
-------------------------------------------------------------------------------------------------
Average net assets (in millions)               $2,869     $2,309     $1,979     $1,711     $1,213
-------------------------------------------------------------------------------------------------
Amount of debt outstanding at end of
period (in thousands)                             N/A        N/A        N/A        N/A        N/A
-------------------------------------------------------------------------------------------------
Average amount of debt outstanding
throughout each period (in thousands)             N/A        N/A        N/A        N/A    $18,247
-------------------------------------------------------------------------------------------------
Average number of shares outstanding
throughout each period (in thousands)             N/A        N/A        N/A        N/A     39,853
-------------------------------------------------------------------------------------------------
Average amount of debt per share
outstanding throughout each period                N/A        N/A        N/A        N/A      $0.46
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                     0.74%      0.62%      0.90%      0.38%      0.84%
Expenses                                         1.13%      1.17%      1.20%      1.15%      1.18%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                       65.9%     102.9%      84.4%      78.3%      86.9%
Average brokerage commission rate(7)          $0.0045    $0.0071         --         --         --

1. For the period from October 2, 1995 (inception of offering) to September 30, 1996. 2. For the period from August 17, 1993 (inception of offering) to September 30, 1993. 3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

                                     CLASS B
-------------------------------------------------------      ------------------------
                                                             YEAR ENDED SEPTEMBER 30,
 1992       1991       1990       1989          1988         1997         1996
=================================================================================

  $32.05     $27.63     $30.43     $22.94        $38.29       $38.19       $36.16
---------------------------------------------------------------------------------


     .17        .05        .02        .20           .04         (.04)        (.05)
   (1.50)      6.14        .29       9.11         (9.70)       11.68         4.13
  ------     ------     ------     ------        ------       ------       ------

   (1.33)      6.19        .31       9.31         (9.66)       11.64         4.08
---------------------------------------------------------------------------------

    (.11)      (.08)      (.11)      (.09)         (.07)        (.26)          --
    (.58)     (1.69)     (3.00)     (1.73)        (5.62)       (1.38)       (2.05)
  ------     ------     ------     ------        ------       ------       ------

    (.69)     (1.77)     (3.11)     (1.82)        (5.69)       (1.64)       (2.05)
---------------------------------------------------------------------------------
  $30.03     $32.05     $27.63     $30.43        $22.94       $48.19       $38.19
  ======     ======     ======     ======        ======       ======       ======
=================================================================================
   (4.23)%    23.71%      0.79%     42.87%       (25.17)%      31.77%       12.07%

=================================================================================

  $1,215     $1,076       $720       $523          $371         $897         $541
---------------------------------------------------------------------------------
  $1,194       $899       $672       $446          $398         $692         $438
---------------------------------------------------------------------------------
 $60,000    $60,000    $60,000    $30,000       $30,000          N/A          N/A
---------------------------------------------------------------------------------
 $60,000    $60,000    $42,877    $30,000       $31,052          N/A          N/A
---------------------------------------------------------------------------------
  37,435     30,607     21,982     16,968        17,173          N/A          N/A
---------------------------------------------------------------------------------
   $1.60      $1.96      $1.95      $1.77         $1.81          N/A          N/A
---------------------------------------------------------------------------------

    0.55%      0.22%      0.16%      0.73%         0.15%       (0.23)%      (0.17)%
    1.36%      1.65%      1.68%      1.90%         1.89%        1.94%        2.00%
---------------------------------------------------------------------------------
    18.0%      19.9%      27.2%      62.6%         25.2%        65.9%       102.9%
      --         --         --         --            --       $0.0045     $0.0071

4. Annualized.
5. Due to the acquisition of the net assets of Oppenheimer Global Emerging Growth Fund, the ratios for Class C shares are not necessarily comparable to those of prior periods. 6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1997 were $6,217,301 and $54,813,598, respectively.

FINANCIAL HIGHLIGHTS  (CONTINUED)                    CLASS B                                CLASS C
                                                     ---------------------------------      -------------------
                                                     YEAR ENDED                             YEAR ENDED
                                                     SEPTEMBER 30,                          SEPTEMBER 30,
                                                     1995        1994        1993(2)        1997        1996(1)
==============================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                  $37.36      $34.99      $33.33        $38.73      $36.67
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .06         .08         .03          (.08)        .09
Net realized and unrealized gain (loss)                 2.49        5.83        1.63         11.86        4.13
                                                      ------      ------      ------        ------      ------
Total income (loss) from investment
operations                                              2.55        5.91        1.66         11.78        4.22
--------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                      --        (.18)         --          (.36)       (.11)
Distributions from net realized gain                   (3.75)      (3.36)         --         (1.38)      (2.05)
                                                      ------      ------      ------        ------      ------
Total dividends and distributions
to shareholders                                        (3.75)      (3.54)         --         (1.74)      (2.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $36.16      $37.36      $34.99        $48.77      $38.73
                                                      ======      ======      ======        ======      ======
==============================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)                     8.34%      18.10%       3.64%        31.76%      12.34%

==============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)                 $340        $187          $6           $60         $18
--------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                        $258         $88          $3           $35          $8
--------------------------------------------------------------------------------------------------------------
Amount of debt outstanding at end of
period (in thousands)                                    N/A         N/A         N/A           N/A         N/A
--------------------------------------------------------------------------------------------------------------
Average amount of debt outstanding
throughout each period (in thousands)                    N/A         N/A         N/A           N/A         N/A
--------------------------------------------------------------------------------------------------------------
Average number of shares outstanding
throughout each period (in thousands)                    N/A         N/A         N/A           N/A         N/A
--------------------------------------------------------------------------------------------------------------
Average amount of debt per share
outstanding throughout each period                       N/A         N/A         N/A           N/A         N/A
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                            0.09%      (0.30)%      1.52%(4)     (0.86)%(5)   0.04%(4)
Expenses                                                2.03%       2.08%       2.40%(4)      1.94%       1.99%(4)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                              84.4%       78.3%       86.9%         65.9%      102.9%
Average brokerage commission rate(7)                      --          --          --       $0.0045     $0.0071

7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

Investment Objective and Policies

Objective.   The   Fund   invests   its   assets   with   the   objective   of
capital appreciation.

     Investment Policies and Strategies. The Fund seeks capital appreciation by emphasizing investments in common stocks or convertible securities of "growth-type" companies. These may include securities of U.S. companies or foreign companies, as discussed below. The Fund may invest in securities of smaller, less well-known companies as well as those of large, well-known companies (not generally included in the definition of "growth- type" companies). The Fund may hold warrants and rights. Current income is not a consideration in the selection of portfolio securities. A portion of the Fund's assets may be invested in securities for liquidity purposes.

      As a matter of fundamental policy, under normal market conditions (when the Manager believes that the securities markets are not in a volatile or unstable period), the Fund invests in securities of issuers traded in markets in at least three different countries (which may include the United States). The Manager expects that the Fund will normally invest a substantial portion of its assets in foreign securities (discussed in "Foreign Securities," below).

      The Fund's portfolio manager currently employs an investment strategy in selecting foreign and domestic securities that considers the effects of worldwide trends on the growth of various business sectors. These trends or "global themes" currently include telecommunications expansion, emerging consumer markets, infrastructure development, natural resource use and development, corporate restructuring, capital market development in foreign countries, health care expansion, and global integration. These trends, which may affect the growth of companies having businesses in these sectors or that are affected by their development, may suggest opportunities for investing the Fund's assets. The Manager does not invest a fixed or specific amount of the Fund's assets in any one sector, and these themes or this approach may change over time.

     The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes as well as in "special situations" the Manager believes present opportunities for capital growth. For example, when a country's economy is expanding, companies in the financial services and consumer products industries may be in a position to benefit from changes in the business cycle and may present long- term growth opportunities.

      When investing the Fund's assets, the Manager considers many factors, including the global themes discussed above, general economic conditions abroad relative to the U.S. and the trends in foreign and domestic stock markets. The Fund may try to hedge against losses in the value of its portfolio of securities by using hedging strategies and derivative investments described below.

      When market conditions are unstable, the Fund may invest in debt securities, such as rated or unrated bonds and debentures, cash equivalents and preferred stocks. It is expected that short-term debt securities (which are securities maturing in one year or less from date of purchase) will be emphasized for defensive or liquidity purposes, since those securities usually may be disposed of quickly and their prices tend not to be as volatile as the prices of longer term debt securities. When circumstances warrant, securities may be sold without regard to the length of time held, although short-term trading may increase brokerage costs borne by the Fund.

     o What are "Growth-Type" Companies? These tend to be newer companies that may be developing new products or services, or expanding into new markets for their products. While they may have what the Manager believes to be favorable prospects for the long- term, growth-type companies normally retain a large part of their earnings for research, development and investment in capital assets. Therefore, they tend not to emphasize the payment of dividends.

      o Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, which is described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

      Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

      o Stock Investment Risks. Because the Fund normally invests most, or a substantial portion, of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, not all stock markets move in the same direction at the same time, and other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted.

      As discussed below, the Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.

      Because of the types of securities the Fund invests in and the investment techniques the Fund uses, some of which may be speculative, the Fund is designed for investors who are investing for the long-term and who are willing to accept greater risks of loss of their investment in the hope of achieving capital appreciation. It is not intended for investors seeking assured income and preservation of capital. Investing for capital appreciation entails the risk of loss of all or part of your investment. Because changes in securities market prices can occur at any time, there is no assurance that the Fund will achieve its investment objective, and when you redeem your shares, they may be worth more or less than what you paid for them.

      o Foreign Securities. The Fund will normally invest a substantial amount of its assets in foreign securities. Foreign securities are those that are traded primarily on a foreign securities exchange or in the foreign over-the-counter markets. The Fund can invest up to 100% of its assets in foreign securities. The Fund may purchase equity (and debt) securities issued or guaranteed by foreign companies or foreign governments or their agencies. The Fund may buy securities of companies or governments in any country, developed or underdeveloped.


      The Fund does not limit its investments in bonds and debentures to issues having specified credit ratings. The Fund may invest in debt securities rated below "investment grade" (investment grade securities are generally those in the four highest rating categories of Moody's Investors Service, Inc. or Standard & Poor's Corporation). Debt securities are subject to changes in value due to changes in prevailing interest rates. The values of outstanding debt securities rise when prevailing interest rates decline, and decline when prevailing interest rates rise. The Manager does not currently intend to invest more than 10% of the Fund's assets in debt securities.


      The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities. If the Fund's securities are held abroad, the countries in which they are held and the sub-custodians holding them must be approved by the Fund's
Board of Trustees.

     o Foreign securities have special risks. There are special risks in investing in foreign securities. Because the Fund may purchase securities denominated in foreign currencies or traded primarily in foreign markets, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of those foreign securities. Foreign issuers are not required to use generally-accepted accounting principals that apply to U.S. issuers. If foreign securities are not registered for sale in the U.S. under U.S. securities laws, the issuer does not have to comply with disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by other factors, including exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      In addition, it is generally more difficult to obtain court judgments outside the U.S. if the Fund were to sue a foreign issuer or broker. Additional costs may be incurred because foreign brokerage commissions are generally higher than U.S. rates, and there are additional custodial costs associated with holding securities abroad. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.


      o Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during its last fiscal year, its portfolio turnover rate would have been 100%. Portfolio turnover affects brokerage costs the Fund pays. The Fund normally does not engage in substantial short-term trading to try to achieve its objective. The Financial Highlights table above shows the Fund's portfolio turnover rates during prior fiscal years.



     o Derivative Investments. In general, a "derivative investment" is a specially designed investment. Its performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The Fund can invest in a number of different kinds of "derivative investments." They are used in some cases for hedging purposes and in other cases to enhance total return. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," below) may be considered "derivative investments."

     There are special risks in investing in derivative investments. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based might not perform the way the Manager expected it to perform. The performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that the Fund may realize less principal or income from the investment than expected.
Certain   derivative   investments   held  by  the   Fund   may   trade  in  the
over-the-counter market and may be illiquid. Please refer to "Illiquid and Restricted Securities" for an explanation.

     o Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. They are used primarily for cash liquidity purposes.

      Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

Other Investment Techniques and Strategies

      The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that may help to reduce some of the risks.

      o Loans of Portfolio Securities. The Fund has entered into a Securities Lending Agreement and Guaranty with The Bank of New York. Under that agreement portfolio securities of the Fund may be loaned to brokers, dealers and other financial institutions. The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Fund's Securities Lending Guidelines, adopted by the Fund's Board of Trustees. The value of the securities loaned may not exceed 25% of the value of the Fund's total assets. The Fund presently does not intend that the value of the securities loaned in the current fiscal year will exceed 5% of the value of the Fund's total assets.


      In lending its securities, the Fund has certain risks, such as a delay in receiving additional collateral, a delay in the return of the loaned securities or loss of rights in the collateral if the borrower fails financially. To try to reduce some of those risks, the Fund is the beneficiary of a guaranty provided by The Bank of New York. See "Loans of Portfolio Securities" in the Statement of Additional Information for further information.

      o Borrowing for Leverage. The Fund may borrow up to 10% of the value of its net assets from banks on an unsecured basis to buy securities. That percentage limit is a fundamental policy. This is a speculative investment method known as "leverage." This investing technique may subject the Fund to greater risks and costs than funds that do not borrow. These risks may include the possibility that the Fund's net asset value per share will fluctuate more than funds that don't borrow. Borrowing for leverage is subject to limits under the Investment Company Act, described in more detail in "Borrowing for Leverage" in the Statement of Additional Information.

      o Warrants and Rights. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. The Fund may invest up to 5% of its total assets in warrants or rights. That 5% limitation does not apply to warrants the Fund has acquired as part of units with other securities or that are attached to other securities. No more than 2% of the Fund's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or The American Stock Exchange. These percentage limitations are fundamental policies. For further details, see "Warrants and Rights" in the Statement of Additional Information.

      o Special Situations. The Fund may invest in securities of companies that are in "special situations" that the Manager believes may present opportunities for capital growth. A "special situation" may be an event such as a proposed merger, reorganization, or other unusual development that is expected to occur and which may result in an increase in the value of a company's securities, regardless of general business conditions or the movement of prices in the securities market as a whole. There is a risk that the price of the security may decline if the anticipated development fails to occur.

      o Investing In Small, Unseasoned Companies. The Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to) and the price of these securities may be volatile. See "Investing in Small, Unseasoned Companies" in the Statement of Additional Information for a further discussion of the risks involved in such investments.


      o Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.


      o Hedging. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures and broadly-based stock indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them, described below. The hedging instruments the Fund may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information.

     The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations.


      Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes.


      o Futures. The Fund may buy and sell futures contracts that relate to (1) broadly-based stock indices (these are referred to as Stock Index Futures) and(2) foreign currencies (these are called Forward Contracts and are discussed below).

      o Put and Call Options. The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, and options on the other types of futures described in "Futures," above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.




If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.

     The Fund may buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put options.



     o Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and foreign currency. The Fund limits its net exposure under forward contracts in a particular foreign currency to the amount of its assets denominated in that currency or denominated in a closely-correlated currency.

     o Hedging Instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.


      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. If a covered call written by the Fund is exercised on a security that has increased in value, the Fund will be required to sell the security at the call price and will not be able to realize any profit if the security has increased in value above the call price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. These risks and the hedging strategies the Fund may use are described in greater detail in the Statement of Additional Information. Other Investment Restrictions


     The Fund has certain investment restrictions that are fundamental policies. Under these restrictions, the Fund cannot do any of the following:

      o Buy securities issued or guaranteed by any one issuer (except the U.S. Government or any of its agencies or instrumentalities) if, with respect to 75% of its total assets, more than 5% of the Fund's total assets would be invested in securities of that issuer, or the Fund would then own more than 10% of that issuer's voting securities.

      o Concentrate investments in any particular industry. Therefore the Fund will not purchase the securities of companies in any one industry if, thereafter, more than 25% of the value of the Fund's assets would consist of securities of companies in that industry.

      Unless the Prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

Organization and History. The Fund was originally incorporated in Maryland in 1969 and was reorganized in 1986 as a Massachusetts business trust. The Fund is an open-end, diversified management investment company, with an unlimited number of authorized shares of beneficial interest.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees periodically meet throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and officers of the Fund and provides more information about them. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses, which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Investment Advisory Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $75 billion as of December 31, 1997, and with more than 3.5 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

      The management services provided to the Fund by the Manager, and the services provided by the Distributor and the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. The Manager, the Distributor and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success.


     o Portfolio Manager. The Portfolio Manager of the Fund is William L. Wilby. He is a Senior Vice President of the Manager.

He has been the person principally responsible for the day-to-day management of the Fund's portfolio since December, 1992. During the past five years, Mr. Wilby has also served as an officer and portfolio manager for other Oppenheimer funds
 .

      o Fees and Expenses. Under the Amended and Restated Investment Advisory Agreement dated December 11, 1997 (the "Investment Advisory Agreement"), the Fund pays the Manager a monthly fee at the following annual rates, which decline on additional assets as the Fund grows: 0.80% of the first $250 million of average annual net assets; 0.77% of the next $250 million; 0.75% of the next $500 million ; 0.69% of the next $1.0 billion; 0.67% of the next $1.5 billion; 0.65% of the next $2.5 billion; and 0.63% of average annual net assets in excess of $6.0 billion. The Fund's management fee for its fiscal year ended September 30, 1997 was 0.70% of average annual net assets for its Class A, Class B and Class C shares.

      The Fund pays expenses related to its daily operations, such as custodian fees, certain Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders.

However,
those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

      There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

      o The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub- distributor for funds managed by a subsidiary of the Manager.

      o The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "total return" and "average annual total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash, or shares are sold or purchased). The Fund's performance information may help you see how well your Fund has done over time and to compare it to other funds or market indices.

      It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. More detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

      o Total Returns. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

     When total returns are quoted for Class A shares, normally they include the payment of the current maximum initial sales charge. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted "at net asset value," without considering the effect of the sales charge, and those returns would be less if sales charges were deducted.


How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its last fiscal year ended September 30, 1997, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

          o Management's Discussion of Performance. The Fund's performance during its fiscal year ended September 30, 1997 was affected by the Portfolio Manager's decision to limit investments by the Fund in Southeast Asia and Japan, which experienced sharp declines toward the end of the Fund's fiscal year. The performance of non-U.S. dollar-denominated securities was adversely affected by a strong U.S. dollar relative to many foreign currencies. The largest industry allocations at the end of the Fund's fiscal year were in banks, telecommunications/technology, industrial services and healthcare/drugs. The Fund's Portfolio Manager focused on both large- and medium-sized companies, diversified both geographically and across economic sectors. The Fund's portfolio holdings, allocations and strategies are subject to change.

      o Comparing the Fund's Performance to the Market. The graphs below show the performance of a hypothetical $10,000 investment in Class A, Class B and Class C shares of the Fund held until September 30, 1997. In the case of Class A shares, performance is measured over a one-year, five-year and ten-year period. In the case of Class B shares, performance is measured over a one-year period, and since inception of the Class on August 17, 1993. In the case of Class C shares performance is measured over a one-year period, and since inception of the Class on October 2, 1995.


      The Fund's performance is compared to the performance of the Morgan Stanley Capital International World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States. It is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data below shows the effect of taxes. Also, the Fund's performance reflects the deduction of the current maximum sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge on Class B shares, and reinvestment of all dividends and capital gains distributions, and the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the Morgan Stanley Capital International World Index. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the index.


                        Comparison of Change in Value
       of $10,000 Hypothetical Investments in: Class A , Class B and
                              Class C Shares of
                         Oppenheimer Global Fund And

               Morgan Stanley Capital International World Index


                                   (Graphs)

Oppenheimer Global Fund

Avg. Annual Total Returns              Avg. Annual Total Returns
of Class A Shares of the Fund at        of   Class   B    Shares    of

9/30/97(1)                              the Fund at 9/30/97(2)



A Shares    1 Year      5 Year      10 Year     B Shares    1 Year      Life of Class:


             25.21%    16.74%      10.71%      26.76%      17.43%

 Average Annual Total Returns
of Class C Shares of the
Fund at  9/30/97 (3)

------------------------------

C Shares          1 Year      Life of Class:
---------         -------     ----------------
                  30.76%      21.73%


---------------------

Total returns and ending account values in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. The performance information for the Morgan Stanley Capital International World Index in the Class B and Class C graphs begins on 8/31/93 and 9/29/95, respectively.
(1) Class A returns are shown net of the applicable 5.75% maximum initial sales charge. The inception date of the Fund (Class A shares) was 12/22/69. (2) Class B shares of the Fund were first publicly offered on 8/17/93. Returns are shown net of the applicable 5% and 2% contingent deferred sales charges, respectively, for the 1-year period and the Life-of-Class. The ending account value in the graph in net of the applicable 2% contingent deferred sale charge. (3) Class C shares of the Fund were first publicly offered on 10/2/95. The 1-year return is shown net of the applicable 1% contingent deferred sales charge.

Past performance is not predictive of future performance. Graphs are not drawn to the same scale.


ABOUT YOUR ACCOUNT

How to Buy Shares

Classes of Shares. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


      o Class A Shares. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page ____). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares" below.


      o Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "Buying Class B Shares" below.

      o Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "Buying Class C Shares" below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

      In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to each class, considering the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in. The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

      o How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.

      o Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

      o Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore you should analyze your options carefully.

      o Are There Differences in Account Features That Matter to You? Because some account features may not be available to Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) might not be advisable (because of the effect of the contingent deferred sales charge) in non-retirement accounts for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Share certificates are not available for Class B or Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.


      o How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charges and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.


How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

      With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.

          Under pension, profit-sharing and 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

      There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

      o How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders. When you buy shares, be sure to specify Class A, Class B, or Class C shares. If you do not choose, your investment will be made in Class A shares.

      o   Buying    Shares    Through   Your   Dealer.    Your   dealer   will
place your order with the Distributor on your behalf.

          o Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor, to be sure that it is appropriate for you.


          o Payments by Federal Funds Wire. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must first call the Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire and receive further instructions.


          o Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, or to transmit dividends and distributions to your bank account.

      Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

      o Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.


      |X| At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado, or the order is received and transmitted to the Distributor by an entity authorized by the Fund to accept purchase or redemption orders. The Fund has authorized the Distributor, certain broker-dealers and agents or intermediaries designated by the Distributor or those broker-dealers to accept orders. In most cases, to enable you to receive that day's offering price, the Distributor or an authorized entity must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").


If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and normally your order must be transmitted to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.


Special Sales Charge Arrangements for Certain Persons. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:








                        Front-End Sales   Front-End

Sales

                        Charge  as a       Charge as a     Commissions as
                        Percentage of    Percentage of     Percentage of
Amount of Purchase      Offering Price   Amount Invested   Offering Price

------------------------------------------------------------------------------

Less than $25,000       5.75%             6.10%             4.75%
------------------------------------------------------------------------------

$25,000 or more but

less than $50,000       5.50%                   5.821%            4.75%

------------------------------------------------------------------------------

$50,000 or more but
less than $100,000      4.75%             4.99%             4.00%
------------------------------------------------------------------------------

$100,000 or more but
less than $250,000      3.75%             3.90%             3.00%
------------------------------------------------------------------------------

$250,000 or more but
less than $500,000      2.50%             2.56%             2.00%
------------------------------------------------------------------------------


$500,000 or more but    2.00%             2.04%             1.60%
less than $1 million

---------------------

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.


      |X|   Class   A   Contingent   Deferred   Sales   Charge.    There   is

no initial  sales   charge  on   purchases  of  Class  A  shares  of  any  one
or
more of the Oppenheimer funds in the following cases:

      o Purchases aggregating $1 million or more;

      o Purchases by a retirement plan qualified under section 401(a) if the retirement plan has total plan assets of $500,000 or more.

      o Purchases by a retirement plan qualified under section sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan, employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"), that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more; or


      o Purchases by an OppenheimerFunds  Rollover IRA if the purchases are made
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.


      The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

      If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase. That sales charge may be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.


      In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.


      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 12 months (18 months for shares purchased prior to May 1, 1997) of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

      |X| Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients.


     Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

      o Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.


      Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.


      o Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.


      o Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent as to which conditions apply.


          Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

      o  the Manager or its affiliates;

      o present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

      o registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

      o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

      o employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

      o dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker, bank or adviser for the purchase or sale of Fund shares);


      o (1) investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own account or the account of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares).


          o directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

      o accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;


      o any unit investment trust that has entered into an appropriate agreement with the Distributor; or


      o qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by December 31, 1996.

      Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

      o shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

      o shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

          o shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;


      o shares purchased and paid for with the proceeds of shares redeemed in the past 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

      o shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.


      Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions . The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

      o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

          o involuntary redemptions of shares by operation of law or involuntary
     redemptions  of  small  accounts  (see   "Shareholder   Account  Rules  and
     Policies," below);


      o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);


program if, at the time of purchase of shares (if purchased during the period May 1, 1997 through December 31, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

      o for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code;
(8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA;

     o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

      o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


      o Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by an increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


                                          Contingent Deferred Sales
                                          Charge on Redemptions in that
Years Since Beginning of Month In         Year As % of Amount
Which Purchase Order Was Accepted         Subject   to

                                          Charge)


---------------------------------

--------------------------------
0 - 1                                   5.0%
1 - 2                                   4.0%
2 - 3                                   3.0%
3 - 4                                   3.0%
4 - 5                                   2.0%
5 - 6                                   1.0%
6 and following                         None

          In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      o Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each Plan.

      Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.


      The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.
 The total amount paid by the

Distributor   to  the   dealer   at  the  time  of  sale  of  Class  B  shares
is

therefore 4.00% of the purchase price. The Fund pays the asset-based sales charge to the Distributor for its services rendered in connection with the distribution of Class B shares. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees, and other costs of distributing and selling Class B shares. If a dealer has a special agreement with the Distributor, the Distributor may pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. The total up-front commission paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge during the first year Class C shares are outstanding to recoup the sales commissions it has paid, the advances of the service fee payments it has made and its financing costs and other expenses. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor may pay the Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plan for Class B and Class C shares; such payments are at a fixed rate that is not related to the Distributor's expenses. If either Plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated. At September 30, 1997, the end of the Class B Plan year, the Distributor had incurred unreimbursed expenses under the Plan of $19,399,031 (equal to 2.16% of the Fund's net assets represented by Class B shares on that date), which have been carried over into the present Plan year. At September 30, 1997, the end of the Class C Plan year, the Distributor had incurred unreimbursed expenses under the Plan of $539,948 (equal to 0.89% of the Fund's net assets represented by Class C shares on that date), which have been carried over into the present Plan year.



Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class B or Class C contingent deferred sales charge, you must notify the Transfer Agent as to which conditions apply.

      Waivers for Redemptions in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases, if the Transfer Agent is notified that these conditions apply to the redemption:
      o distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);
      o redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);
      o returns of excess contributions to Retirement Plans;
      o distributions from retirement plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the transfer agent receives the request; o shares redeemed involuntarily, as described in

"Shareholder Account Rules and Policies," below;
      o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (5) for separation from service; or (6) for loans to participants or beneficiaries; or
      o Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


      Waivers   for   Shares   Sold  or   Issued  in   Certain   Transactions.
 The contingent   deferred   sales   charge   is  also   waived   on  Class  B
and
Class C shares sold or issued in the following cases:
      o     shares sold to the Manager or its affiliates;
     o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the
     Distributor   for  that   purpose;   and  o  shares   issued  in  plans  of
     reorganization to which the Fund is a party.

Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

      AccountLink privileges should be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

     o Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      o PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

     o Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

     o Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

      o Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.


     Shareholder Transactions by Fax. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

     OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site, at the following Internet address: http://www.oppenheimerfunds.com. In 1998, the Transfer Agent anticipates offering certain account transactions through the Internet Web Site. To find out more information about those transactions and procedures, please visit the Web Site.


Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis:


      o Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.


      o Automatic Exchange Plans. You can authorize the Transfer Agent to exchange automatically an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

      o   Individual    Retirement    Accounts    including   rollover   IRAs,
for individuals and their spouses

      o  403(b)(7)   Custodial  Plans  for  employees  of  eligible   tax-exempt
organizations, such as schools, hospitals and charitable organizations

      o SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SAR/SEP-IRAs

      o    Pension    and     Profit-Sharing     Plans    for    self-employed
persons and other employers

      o  401(k) Prototype Retirement Plans for businesses

          Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.


How to Sell Shares

      You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

          o Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

      o Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):
      o     You  wish  to   redeem   more   than   $50,000   worth  of  shares
            and receive a check
      o     The     redemption     check    is    not     payable    to    all
            shareholders listed on the account statement
      o     The   redemption   check   is  not   sent   to  the   address   of
            record on your account statement
      o     Shares  are  being   transferred   to  a  Fund   account   with  a
            different owner or name
      o     Shares   are   redeemed   by   someone   other   than  the  owners
            (such as an Executor)

          o Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Selling   Shares   by   Mail.   Write  a   "letter   of   instructions"   that
includes:

      o Your name
      o The Fund's name
      o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling, o

          The signatures of all registered owners exactly as the account is registered, and o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
   OppenheimerFunds Services
   P.O. Box 5270, Denver, Colorado 80217

Send courier or Express Mail requests to:
   OppenheimerFunds Services
   10200 E. Girard Avenue, Building D
   Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan or under a share certificate by telephone.

          o  To  redeem  shares  through  a  service  representative,   call  1-
     800-852-8457 o To redeem shares automatically on PhoneLink, call 1-800-533-3310

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

      o Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, once in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      o Telephone Redemptions Through AccountLink or By Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      Shareholders may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account. The bank must be a member of the Federal Reserve wire system. There is a $10 fee for each Federal Funds wire. To place a wire redemption request, call the Transfer Agent at 1-800-852-8457. The wire will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire. To establish wire redemption privileges on an account that is already established, please contact the Transfer Agent for instructions.

     Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

      Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

      o     Shares   of   the   fund    selected   for   exchange    must   be
            available for sale in your state of residence
      o     The    prospectuses    of   this   Fund   and   the   fund   whose
            shares    you   want   to   buy   must    offer    the    exchange
            privilege
      o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day
      o     You   must   meet   the   minimum   purchase    requirements   for
            the fund you purchase by exchange
      o     Before   exchanging   into  a  fund,   you   should   obtain   and
            read its prospectus

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares which are considered "Class A" shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      Exchanges may be requested in writing or by telephone:

          o Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

          o Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800- 852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

          You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

      There are certain exchange policies you should be aware of:

      o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

      o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

          o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time. o For tax purposes, exchanges of shares involve a redemption of the shares of the fund you own and a purchase of shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

      o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

      The Distributor has entered into agreements with certain dealers and investment advisers permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements and the Distributor has the right to reject or suspend those privileges. As a result, those exchanges may be subject to notice requirements, delays and other limitations that do not apply to shareholders who exchange their shares directly by calling or writing to the Transfer Agent.

Shareholder Account Rules and Policies

      o Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

      o The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

          o Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

      o The  Transfer  Agent will  record  any  telephone  calls to verify  data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

      o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      o The redemption price for shares will vary from day to day because the values of the securities in the Fund's portfolio fluctuate, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.


      o Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker/dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by federal funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.


      o Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.


      o Under unusual circumstances, shares of the Fund may be redeemed "in kind", which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.


      o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service .


      o The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

      o To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B and Class C shares from net investment income, if any, on an annual basis and normally pays those dividends to shareholders in December, but the Board of Trustees can change that date. The Board may also cause the Fund to declare dividends after the close of the Fund's fiscal year (which ends September 30th). Because the Fund does not have an objective of seeking current income, the amounts of dividends it pays, if any, will likely be small. Dividends paid on Class A shares will generally be higher than for Class B or Class C shares because expenses allocable to Class B and Class C shares will generally be higher than for Class A shares. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

     Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

          o Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund. o Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink. o Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

          o Reinvest Your Distributions in Another Oppenheimer funds Account. You can reinvest all distributions in the same class of shares of another Oppenheimer funds account you have established.


Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of all taxable distributions you received in the previous year. So that the Fund will not have to pay taxes on the amounts it distributes to shareholders as dividends and capital gains, the Fund intends to manage its investments so that it will qualify as a "regulated investment company" under the Internal Revenue Code, although it reserves the right not to qualify in a particular year.


          When more than 50% of its assets are invested in foreign securities at the end of any fiscal year, the Fund may elect that Section 853 of the Internal Revenue Code will apply to it to permit shareholders to take a credit (or a deduction) on their own federal income tax returns for foreign taxes paid by the Fund. "Dividends, Capital Gains and Taxes" in the Statement of Additional Information contains further information about this tax provision.


      o "Buying a Dividend": If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain, respectively.


      o Taxes on Transactions: Share redemptions, including redemptions for exchanges, are subject to capital gains tax. Generally speaking, a capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

      o Returns of Capital: In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.


      This information is only a summary of certain Federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

                                  APPENDIX A

        Special Sales Charge Arrangements for Shareholders of the Fund
          Who Were Shareholders of the Former Quest for Value Funds


      The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc.
became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax- Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges


o  Reduced   Class  A  Initial   Sales   Charge   Rates  for  Certain   Former
Quest Shareholders

o Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                              Front-End         Front-End
                              Sales             Sales            Commission
                              Charge            Charge            as
                              as a              as a             Percentage
Number of                     Percentage        Percentage        of
Eligible Employees            of Offering       of Amount         Offering
or Members                    Price             Invested          Price


9 or fewer                    2.50%             2.56%             2.00%


At least 10 but not
 more than 49                 2.00%             2.04%             1.60%

      For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages ___ and ___ of this Prospectus.

      Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.


o  Waiver of Class A Sales Charges for Certain Shareholders

Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

          o Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
     o Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.


o   Waiver    of   Class   A    Contingent    Deferred    Sales    Charge   in
Certain Transactions

The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      o Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

          o Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers

o   Waivers   for   Redemptions   of   Shares   Purchased   Prior   to   March
6, 1995

     In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

o Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995:
(1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and
(5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

                          APPENDIX TO PROSPECTUS OF
                            OPPENHEIMER GLOBAL FUND



          Graphic  material  included in Prospectus of Oppenheimer  Global Fund:
     "Comparison of Change in Value of $10,000 Hypothetical Investments in Class A, Class B and Class C shares of Oppenheimer Global Fund and the Morgan Stanley Capital International World Index."

          Linear graphs will be included in the Prospectus of Oppenheimer Global Fund (the "Fund") depicting the initial subsequent account values of hypothetical $10,000 investments in (i) Class A shares of the Fund during the past 10 fiscal years, (ii) Class B shares of the Fund during the period August 17, 1993

(first public offering of Class B shares) to September 30, 1997, and (iii) Class C shares of the Fund during the period October 2, 1995 (inception of the class); in each case comparing such values with the same investment over the same time periods in the Morgan Stanley Capital International World Index. The performance information for the Morgan Stanley Capital International World Index in the
Class B and Class C graphs begins on 8/31/93 and 9/30/95, respectively. Set forth below are the relevant data points that will appear on the linear graph. Additional information with respect to the foregoing, including a description of the Morgan Stanley Capital International World Index, is set forth in the Prospectus under "Performance of the Fund -Management's Discussion of Performance."


      Fiscal Year       Oppenheimer             Morgan Stanley Capital
      Ended             Global Fund             International World Index
     -----------       -----------             -------------------------

                        Class A
                        -------


09/30/87              9,425                        10,000

09/30/88             7,054                          9,407
09/30/89            10,077                         11,833
09/30/90            10,156                          9,335
09/30/91            12,564                         11,694
09/30/92            12,026                         11,644
09/30/93            14,151                         14,077
09/30/94            16,868                         15,213
09/30/95            18,431                         17,490
09/30/96            20,825                         19,974
09/30/97            27,666                         24,893


                        Class B
                        -------

      08/17/93          10,000                        10,000
      09/30/93          10,364                         9,817
      09/30/94          12,240                        10,609
      09/30/95          13,261                        12,198
      09/30/96          14,861                        13,929
      09/30/97          19,383                        17,360



                        Class C
                        -------

      10/02/95          10,000                        10,000
      09/30/96          11,234                        11,420
      09/30/97          14,801                        14,232

Oppenheimer Global Fund
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048


OppenheimerFunds Internet Web Site
http://www.oppenheimerfunds.com


Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Gordon Altman Butowsky
  Weitzen Shalov & Wein
114 West 47th Street
New York, New York 10036

     No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.




 PR0330.001.0198 *Printed on recycled paper

Oppenheimer Global Fund

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048



Statement of Additional Information dated January  29, 1998

     This Statement of Additional Information of Oppenheimer Global Fund is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated January 29, 1998. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.




Table of Contents

                                                                         Page
About the Fund

Investment Objective and Policies......................................
  Investment Policies and Strategies...................................
  Other Investment Techniques and Strategies...........................
  Other Investment Restrictions.......................................
How the Fund is Managed...............................................
  Organization and History............................................
  Trustees and Officers of the Fund...................................
  The Manager and Its Affiliates......................................
Brokerage Policies of the Fund........................................
Performance of the Fund...............................................
Distribution and Service Plans........................................

About Your Account

  How to Buy Shares...................................................
  How to Sell Shares..................................................
  How to Exchange Shares..............................................
Dividends, Capital Gains and Taxes....................................
Additional Information About the Fund.................................
Financial Information About the Fund
Independent Auditors' Report..........................................
Financial Statements..................................................
Appendix: Corporate Industry Classifications.........................A-1

About the Fund

Investment Objective and Policies

Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Capitalized terms used in this Statement of Additional Information have the same meanings as those terms have in the Prospectus.

      In selecting securities for the Fund's portfolio, the Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager"), evaluates the merits of securities primarily through the exercise of its own investment analysis. This may include, among other things, evaluation of the history of the issuer's operations, prospects for the industry of which the issuer is part, the issuer's financial condition, the issuer's pending product developments and developments by competitors, the effect of general market and economic conditions on the issuer's business, and legislative proposals or new laws that might affect the issuer. Current income is not a consideration in the selection of portfolio securities for the Fund, whether for appreciation, defensive or liquidity purposes. The fact that a security has a low yield or does not pay current income will not be an adverse factor in selecting securities to try to achieve the Fund's investment objective of capital appreciation unless the Manager believes that the lack of yield might adversely affect appreciation possibilities.

      The portion of the Fund's assets allocated to securities selected for capital appreciation and the investment techniques used will depend upon the judgment of the Fund's Manager as to the future movement of the equity securities markets. If the Manager believes that economic conditions favor a rising market, the Fund will emphasize securities and investment methods selected for high capital growth. If the Manager believes that a market decline is likely, defensive securities and investment methods may be emphasized.

      o Investing in Securities of Growth-Type Companies. The Fund may emphasize securities of "growth-type" companies. Such issuers typically are those the goods or services of which have relatively favorable long-term prospects for increasing demand, or ones which develop new products, services or markets and normally retain a relatively large part of their earnings for research, development and investment in capital assets. They may include companies in the natural resources fields or those developing industrial applications for new scientific knowledge having potential for technological innovation, such as nuclear energy, oceanography, business services and new customer products.

      o Investing in Small, Unseasoned Companies. The securities of small, unseasoned companies may have a limited trading market, which may adversely affect the Fund's ability to sell them and can reduce the price the Fund might be able to obtain for them. If other investors holding the same securities as the Fund sell them when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained, because of the thinner market for such securities.

          o Foreign Securities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments, that are traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers the Fund potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. If the Fund's portfolio securities are held abroad, the countries in which such securities may be held and the sub-custodians holding them must be approved by the Fund's Board of Trustees under applicable rules of the Securities and Exchange Commission. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

      o  Risks  of  Foreign   Investing.   Investing  in  foreign   securities
involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity in foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      A number of current significant political demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern European countries, Germany and the republics comprising the former Soviet Union, as well as unification of the European Economic Community. The course of any of one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services is uncertain. With roughly two-thirds of all outstanding equity securities now traded outside of the United States the Fund's global scope enables it to attempt to take advantage of other world markets and companies and seek to protect itself against declines in any single economy.

      o Convertible Securities. While convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors: (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer, (2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of converting the convertible securities), and (3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

          o Warrants and Rights. Warrants basically are options to purchase equity securities at specified prices valid for a specific period of time. Their prices do not necessarily move in a manner parallel to the prices of the underlying securities. The price paid for a warrant will be lost unless the warrant is exercised prior to expiration. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

          o Illiquid and Restricted Securities. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

      The Fund has percentage limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

      o Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it \to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in U.S. government securities, which must meet credit requirements set by the Fund's Board of Trustees from time to time), for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "Investment Company Act"), collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.


          o Zero Coupon Securities. The Fund may invest in zero coupon securities issued by the U.S. Treasury. Zero coupon U.S. Treasury securities are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons and receipts or bills issued without interest coupons, U.S. Treasury certificates representing interest in such stripped debt obligations or coupons. The Fund may also invest in zero coupon securities issued by other issuers, including foreign governments.

      These securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current payments of interest. However, the interest rate is "locked in" and there is no risk of having to reinvest periodic interest payments in securities having lower rates. Because the Fund accrues taxable income from zero coupon securities issued by either the U.S. Treasury or other issuers without receiving cash, the Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. The Fund might also sell portfolio securities to maintain portfolio liquidity. In either case, cash distributed or held by the Fund and not reinvested in Fund shares will hinder the Fund in seeking a high level of current income.


      o Loans of Portfolio Securities. The Fund may lend its portfolio securities pursuant to the Securities Lending Agreement and Guaranty (the "Securities Lending Agreement") with The Bank of New York, subject to the restrictions stated in the Prospectus. The Fund will lend such portfolio securities to attempt to increase the Fund's income. Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to The Bank of New York, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Such terms of the letter and the issuing bank must be satisfactory to The Bank of New York and the Fund. The Fund will receive, pursuant to the Securities Lending Agreement, 60% of all annual net income from securities lending transactions. The Bank of New York has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible for risks associated with the investment of cash collateral. The term of the Securities Lending Agreement is thirty-six months, subject to termination by The Bank of New York or the Fund. The Fund may incur a termination fee if it terminates the Securities Lending Agreement during this term. The terms of the Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

      o Borrowing For Leverage. From time to time, the Fund may increase its ownership of securities by borrowing from banks on an unsecured basis and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks, and pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that coverage requirement. To do so, the Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell the securities. Interest on money the Fund borrows is an expense the Fund would not otherwise incur, so that during periods of substantial borrowings, its expenses may increase more than the expenses of funds that do not borrow.

Other Investment Techniques and Strategies

      o Hedging With Options and Futures Contracts. The Fund may use hedging instruments for the purposes described in the Prospectus. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, or to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (i) sell Futures, (ii) buy puts on such Futures or securities, or (iii) write covered calls on securities or on Futures. When hedging to establish a position in the equity securities markets as a temporary substitute for the purchase of individual equity securities the Fund may: (i) buy Futures, or (ii) buy calls on such Futures or securities held by it. Normally, the Fund would then purchase the equity securities and terminate the hedging position.

      The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's investment activities in the underlying cash market. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, and are legally permissible and disclosed in the Prospectus. Additional information about the hedging instruments the Fund may use is provided below.

      o Stock Index Futures, Financial Futures and Interest Rate Futures. The Fund may buy and sell futures contracts relating to a securities index ("Financial Futures"), including "Stock Index Futures," a type of Financial Future for which the index used as the basis for trading is a broadly-based stock index (including stocks that are not limited to issuers in a particular industry or group of industries). A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks. Stock indices cannot be purchased or sold directly. Financial Futures are contracts based on the future value of the basket of securities that comprise the underlying index. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by the Fund on the purchase or sale of a Financial Future or Stock Index Future.

      The Fund may also buy Futures relating to debt securities ("Interest Rate Futures"). An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price to settle the futures transaction, or to enter into an offsetting contract. As with Financial Futures, no monetary amount is paid or received by the Fund on the purchase of an Interest Rate Future.

      Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment, in cash or U.S. Treasury bills, with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under certain specified conditions. As the Future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

      At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Financial Futures and Stock Index Futures by their terms call for settlement by the delivery of cash, and Interest Rate Futures call for the delivery of a specific debt security, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All Futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      o Writing Covered Calls. As described in the Prospectus, the Fund may write covered calls. When the Fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call the Fund has written is more or less than the price of the call the Fund subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for Federal income tax purposes, as are premiums on lapsed calls, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

      The Fund may also write calls on Futures without owning a futures contract or deliverable securities, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar value of deliverable securities or liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice as to a Future put the Fund in a short futures position.

      The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options that are traded on exchanges, or as to other acceptable escrow securities, so that no margin will be required from the Fund for such option transactions. OCC will release the securities covering a call on the expiration of the call or when the Fund enters into a closing purchase transaction. Call writing affects the Fund's turnover rate and the brokerage commissions it pays. Commissions, normally higher than on general securities transactions, are payable on writing or purchasing a call.

      o Purchasing Puts and Calls. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund purchases a call, it pays a premium (other than in a closing purchase transaction) and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price, transaction costs, and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment. When the Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.

      When the Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns (a "protective put") enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration and the Fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

      Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements of individual securities or futures contracts. When the Fund buys a call on a stock index or Stock Index Future, it pays a premium. If the Fund exercises the call during the call period, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver cash to the Fund to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

      When the Fund purchases a put on a stock index, or on a Stock Index Future not owned by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities the Fund holds. The Fund can either resell the put or, in the case of a put on a Stock Index Future, buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a call, put or an underlying investment in connection with the exercise of a put or call. Those commissions may be higher than the commissions for direct purchases or sales of the underlying investments.

      Premiums paid for options are small in relation to the market value of the underlying investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

      o Options on Foreign Currency. The Fund intends to write and purchase calls on foreign currencies. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or over-the-counter markets or are quoted by major recognized dealers in such options. It does so to protect against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transactions costs.

      A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call may be written by the Fund on a foreign currency to provide a hedge against a decline due to an expected adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. This is a cross-hedging strategy. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Fund's Custodian, cash or U.S. Government Securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

      o  Forward   Contracts.   The  Fund  may  enter  into  foreign  currency
exchange contracts ("Forward Contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of foreign currency at a specific future date for a fixed price. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are generally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.

      There is a risk that use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other Futures. The Fund may also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

      The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      There is no limitation as to the percentage of the Fund's assets that may be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency (or another currency that is also the subject of the hedge), or enter into a "cross hedge," unless it is denominated in a currency or currencies that the Manager believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated. See "Tax Aspects of Covered Calls and Hedging Instruments" below for a discussion of the tax treatment of foreign currency exchange contracts

      The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      The Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

      The Fund's Custodian will place cash or U.S. Government securities or other liquid high-quality debt securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts to cover its short positions. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's net commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

      The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

      At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert all of its holdings of foreign currency deposits into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

      o Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial Futures margin and related option premiums to no more than 5% of the Fund's total assets for hedging purposes that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short Futures and Futures options positions solely for "bona fide hedging purposes" within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on Futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Due to requirements under the Investment Company Act, when the Fund purchases a Future, the Fund will maintain, in a segregated account or accounts with its Custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

      o Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax).


      Certain foreign currency exchange contracts (Forward Contracts) in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.

      Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position(s) making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as an ordinary gain or loss. Currency gains and losses are offset against market gains and losses on each trade before determining a net "section 988" gain or loss under the Internal Revenue Code, which may ultimately increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

      o Risks of Hedging With Options and Futures. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. In addition to the risks associated with hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by (i) selling Stock Index Futures or (ii) purchasing puts on stock indices or Stock Index Futures to attempt to protect against declines in the value of the Fund's equity securities. The risk is that the prices of Stock Index Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion.
 Third, from the point
of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of the equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of equity securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      If the Fund uses hedging instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline. If the Fund then concludes not to invest in equity securities at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the equity securities purchased.


o Short Sales . The Fund may not sell securities short except in collateralized transactions where the Fund owns an equivalent amount of the securities sold short . As a fundamental policy, no more than 15% of the Fund's net assets will be held as collateral for such short sales at any time.


Other Investment Restrictions

      The Fund's most significant investment restrictions are described in the Prospectus. The following are also fundamental policies and together with the Fund's fundamental policies described in the Prospectus, cannot be changed without the approval of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at a shareholders meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
(ii) more than 50% of the outstanding shares.

    Under these additional restrictions, the Fund cannot:

    o invest in companies for the primary purpose of acquiring control or management thereof;
    o invest in commodities or in commodities contracts; other than the hedging instruments permitted by any of its other fundamental policies, whether or not any such hedging instrument is considered to be a commodity or a commodity contract;
    o invest in real estate or in interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein;
    o purchase securities on margin; however, the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other fundamental policies;
    o lend money, but the Fund may invest in all or a portion of an issue of bonds, debentures, commercial paper, or other similar corporate obligations of the types that are usually purchased by institutions, whether or not publicly distributed, provided that such obligations which are not publicly distributed shall be subject to the limits on the amount set forth in the Prospectus under the caption "Illiquid and Restricted Securities"; the Fund may also make loans of portfolio securities, subject to the restrictions set forth in the Prospectus and above under the caption "Loans of Portfolio Securities";
    o mortgage or pledge any of its assets; such prohibition against mortgaging or pledging does not prohibit the escrow arrangements contemplated by the writing of covered call options or other collateral or margin arrangements in connection with any of the Hedging Instruments permitted by any of its other fundamental policies;
    o underwrite securities of other companies, except insofar as it might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio;
    o invest or hold securities of any issuer if those officers and directors or trustees of the Fund or its adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer; or
    o invest in other open-end investment companies, or invest more than 5% of its net assets at the time of purchase in closed-end investment companies, including small business investment companies, nor make any such investments at commission rates in excess of normal brokerage commissions. The percentage restrictions described above and in the Prospectus apply only at the time of investment and require no action by the Fund as a result of subsequent changes in relative values.


    For purposes of the Fund's policy not to concentrate its assets, as described in "Other Investment Restrictions" in the Prospectus, the Fund has adopted the corporate industry classifications set forth in the Appendix to this Statement of Additional Information. This is not a fundamental policy.

How the Fund Is Managed

Organization and History. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

    The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.


Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. The address for each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Trustees are also trustees or directors of Oppenheimer Enterprise Fund, Oppenheimer Growth Fund, Oppenheimer Municipal Bond Fund, Oppenheimer Money Market Fund, Inc., Oppenheimer Capital Appreciation Fund, Oppenheimer U.S. Government Trust, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal Fund, Oppenheimer Multi-State Municipal Trust, Oppenheimer Multiple Strategies Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Discovery Fund, Oppenheimer International Small Company Fund, Oppenheimer International Growth Fund, Oppenheimer Developing Markets Fund, Oppenheimer Series Fund, Inc., Oppenheimer Multi-Sector Income Trust, and Oppenheimer World Bond Fund (collectively, the "New York-based Oppenheimer funds"), except that Ms. Macaskill is not a director of Oppenheimer Money Market Fund, Inc. Ms. Macaskill and Messrs. Spiro, Donohue, Bishop, Bowen, Farrar and Zack hold the same respective offices with the New York-based Oppenheimer funds as with the Fund. As of January 19, 1998, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding Class A shares; none held any Class B or Class C shares of the Fund. That statement does not include ownership of shares held of record by an employee benefit plan for employees of the Manager (one of the Trustees of the Fund listed below, Ms. Macaskill , and one of the officers, Mr. Donohue, are trustees of that plan) other than the shares beneficially owned under that plan by the officers of the Fund listed above.

Leon Levy, Chairman of the Board of Trustees; Age: 72
31 West 52nd Street, New York,  NY  10019
General  Partner  of Odyssey  Partners,  L.P.  (investment  partnership)(since
1982) and Chairman of

Avatar Holdings, Inc. (real estate development).


Robert G. Galli, Trustee; Age: 64
19750 Beach Road, Jupiter Island, FL 33469
     Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995-December 1997); Vice President and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; Executive Vice President ,

General Counsel and a director of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor"), Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management
Corporation ("Centennial"), investment adviser subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager and an officer of other Oppenheimer funds.


Benjamin Lipstein, Trustee; Age : 74
591 Breezy Hill Road, Hillsdale, N.Y. 12529

     Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University; a director of Sussex Publishers, Inc (Publishers of Psychology Today and Mother Earth News) and of Spy Magazine, L.P.


Bridget A. Macaskill, President and Trustee*; Age: 49
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director
(since October 1990) of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager.


----------------

*A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.




Elizabeth B. Moynihan, Trustee; Age : 68
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004

Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), National Building Museum; a member of the Trustees Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.


Kenneth A. Randall, Trustee; Age : 70
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Texan Cogeneration Company (cogeneration company), Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The
Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee; Age : 67
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council ; a director of River Bank America (real estate manager); Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee; Age : 66
8 Sound Shore Drive, Greenwich, Connecticut 06830 Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K); a trustee of Mystic Seaport Museum, International House and Greenwich Historical Society.

Donald W. Spiro, Vice Chairman and Trustee*; Age : 72
Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee; Age : 85
498 Seventh Avenue, New York, New York 10018

Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).


----------------

*A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.




Clayton K. Yeutter, Trustee; Age : 67
1325 Merrie Ridge Road, McLean, Virginia 22101
     Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order) IMC Global Inc. (chemicals and animal feed), Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of

Agriculture, and U.S.
Trade Representative.


William L. Wilby, Vice President and Portfolio Manager; Age: 53
Senior Vice President of the Manager (since July 1994) and Vice President of HarbourView (since October 1993); an officer of other Oppenheimer funds.

George C. Bowen, Treasurer; Age: 61
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); an officer of other Oppenheimer funds.

Andrew J. Donohue, Secretary; Age : 47
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager ; Executive Vice President (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. since (September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

----------------
*A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.


Robert J. Bishop, Assistant Treasurer; Age : 39
6803 South Tucson Way, Englewood, Colorado 80112 Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager .

Scott  T. Farrar, Assistant Treasurer; Age : 32
6803 South Tucson Way, Englewood, Colorado 80112 Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age : 49
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.



|X| Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. Mr. Galli received no salary or fee prior to January 1, 1998. The remaining Trustees of the Fund received the compensation shown below . The compensation from the Fund was paid during its fiscal year ended September 30, 1997. The compensation from all of the New York-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or member of a committee of the Board during the 1997 calendar year .


                                          Retirement

                           Aggregate       Benefits         Compensation
                           Compensation    Accrued           From All
                           From            Part of          New York-based



Name and Position          the Fund(1)     Expenses        Oppenheimer Funds(3)





Leon Levy,                $16,856         $889             $158,500
  Chairman and Trustee

Benjamin Lipstein         $14,569         $768             $137,000
  Study Committee Chairman,
  Audit Committee  Member
  and Trustee(2)



Elizabeth B. Moynihan     $10,262         $541             $96,500
  Study Committee Member
  and Trustee

Kenneth A. Randall        $9,411          $496             $88,500
  Audit Committee Chairman
  and Trustee

Edward V. Regan            $9,305      $491                $87,500
  Proxy Committee Chairman,
  Audit Committee

Member
  and Trustee

Russell S. Reynolds, Jr.      $6,966            $367       $65,500

  Proxy Committee Member
  and Trustee


Pauline Trigere, Trustee  $6,221          $328             $58,500









Clayton K. Yeutter            $6,966            $367        $65,500
  Proxy Committee Member
  and

Trustee
----------------------


(1)For the fiscal year ended September 30, 1997.

(2)Committee position held during a portion of the period shown.
(3)For the 1997 calendar year.

      The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York- based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined as of this time nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may, notwithstanding its fundamental policy restricting investment in other open-end investment companies, as described in the Statement of Additional Information, invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      o Major  Shareholders.  As of   January 16,  1998,  no
person owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares, except: (i) Nationwide Insurance Company ("Nationwide"),

P.O. Box 182029,

Columbus, Ohio 43218-2029; on that date Nationwide's Qualified Plan Variable 401(k) owned 7,654,091.286 Class A shares (equal to 9.70% of the Class A shares then outstanding) and (ii) Merrill Lynch Pierce Fenner & Smith Inc. ("Merrill Lynch"), 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, Florida 32246-6484, which was the record owner of 184,417.017 Class C shares (equal to 11.88% of the Class C shares then outstanding). The Manager has been advised that such shares were held by Nationwide and Merrill Lynch for the benefit of their respective customers.


The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company.

OAC is also owned in part by certain of the Manager's directors and officers, some of whom also
serve as  officers  of the Fund,  and   two of whom  (Ms.  Macaskill  and
 Mr. Spiro) serve as Trustees
of the Fund.


      The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.


          |X| Portfolio Manager. The portfolio manager of the Fund is Mr. William L. Wilby, a Senior Vice President of the Manager. He is the person principally responsible for the day-to-day management of the Fund's portfolio. Mr. Wilby's background is described in the Prospectus under "Portfolio Manager." Other members of the Manager's Equity Portfolio Department, particularly Mr. George Evans and Mr. Frank Jennings, provide the Portfolio Manager with counsel and support in managing the Fund's portfolio.


      o The Investment Advisory Agreement. A management fee is payable monthly to the Manager under the terms of the investment advisory agreement between the Manager and the Fund and is computed on the aggregate net assets of the Fund as of the close of business each day. The investment advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.


      Expenses not expressly assumed by the Manager under the advisory agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. The advisory agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. For the Fund's fiscal years ended September 30, 1995 , 1996 and 1997, the management fees paid by the Fund to the Manager were $16,152,873 , $19,638,352 and $25,187,599, respectively.

      The Investment Advisory Agreement contains no expense limitation. However, because of state regulations limiting fund expenses that previously applied, the Manager had voluntarily undertaken that the Fund's total expenses in any fiscal year (including the investment advisory fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses, including litigation) would not exceed the most stringent state regulatory limitation applicable to the Fund. Due to changes in federal securities laws, such state regulations no longer apply and the Manager's undertaking is therefore inapplicable and has been withdrawn. During the Fund's last fiscal year, the Fund's expenses did not exceed the most stringent state regulatory limit and the voluntary undertaking was not invoked. The Fund's investment advisory agreement was amended as of December 11, 1997 to reduce the fee on net assets of the Fund in excess of $6.0 billion.


      The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties thereunder, the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the Agreement relates. The Agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.


      o The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class C shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, (excluding payments under the Distribution and Service Plans but including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders), are borne by the Distributor. During the Fund's fiscal years ended September 30, 1995 , 1996 and 1997, the aggregate sales charges on sales of the Fund's Class A shares were $6,476,502 , $5,830,983 and $5,685,337, respectively, of which the Distributor and an affiliated broker-dealer retained in the aggregate $1,984,299 , $1,861,170 and $1,827,212, in those respective years. During the Fund's fiscal years ended September 30, 1996 and 1997, the contingent deferred sales charges collected on the Fund's Class B shares totaled $743,491 and $1,011,172, all of which the Distributor retained. During the same periods, contingent deferred sales charges collected on Class C shares totaled $6,445 and $17,175, respectively, all of which retained by the Distributor. For additional information about distribution of the Fund's shares and the payments made by the Fund to the Distributor in connection with such activities, please refer to "Distribution and Service Plans," below.


      o The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

      Under the advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the advisory agreement, and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. Option commissions may be relatively higher than those which would apply to direct purchases and sales of portfolio securities.

      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid for in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

          The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the advisory agreement or the Distribution Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.


               During the Fund's  fiscal years ended  September  30, 1995 , 1996 and 1997, total brokerage commissions paid by the Fund (not including spreads or concessions on principal transactions on a net trade basis) were $10,853,162 , $13,381,857 and $9,330,335, respectively. During the fiscal years ended September 30, 1996 and 1997, $10,127,169 and $8,319,945, respectively, was paid to brokers as commissions in return for research services; the aggregate dollar amount of those transactions was $3,050,667,972. The transactions giving rise to those commissions were allocated in accordance with the Manager's internal allocation procedures.


Performance of the Fund

Total Return Information. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

      The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of each class of shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

      o Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula: LEFT ( {~ERV~} OVER P~ right) SUP {1/n}~-1~=~Average~Annual~Total~ Return


      o Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows: ALIGNC {ERV~-~ P~} over P~ =~Total~ Return

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the period shown (unless the total return is shown at net asset value, as described below). For Class C shares, the payment of the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The "average annual total returns" on an investment in Class A shares of the Fund for the one, five and ten year periods ended September 30, 1997 were 25.21%, 16.74% and 10.71%, respectively. During a portion of the periods for which total returns are shown for Class A shares, the Fund's maximum initial sales charge rate was higher. As a result, performance of an actual investment during those periods would be less than the results shown. The cumulative "total return" on Class A shares for the ten year period ended September 30, 1997 was 176.66%. The average annual total returns on an investment in Class B shares of the Fund for the fiscal year ended September 30, 1997 and from August 17, 1993 (the inception of the offering of Class B shares) through September 30, 1997 were 26.76% and 17.43%, respectively. The cumulative total return on Class B shares for the period from August 17, 1993 through September 30, 1997 was 93.83%. The average annual total returns on an investment in Class C shares for the fiscal year ended September 30, 1997 and from October 2, 1995 (the inception of the offering of Class C shares) through September 30, 1997 were 30.76% and 21.73%, respectively. The cumulative total return on the Fund's Class C shares for the period from October 2, 1995 through September 30, 1997 was 48.01%.

      o Total Returns at Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B, or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The cumulative total return at net asset value of the Fund's Class A shares for the ten-year period ended September 30, 1997 was 193.53%. The average annual total returns at net asset value for the one, five and ten-year periods ended
September 30, 1997, for Class A shares were 32.85%, 18.13% and 11.37%, respectively. The cumulative total return at net asset value on the Fund's Class B shares for the period from August 17, 1993 through September 30, 1997 was 95.83%. The average annual total returns at net asset value on the Fund's Class B shares for the fiscal year ended September 30, 1997 and from August 17, 1993 through September 30, 1997 were 31.77% and 17.72%, respectively. The cumulative total return at net asset value of the Fund's Class C shares for the period from October 2, 1995 to September 30, 1997 was 48.01%. The average annual total returns at net asset value on the Fund's Class C shares for the fiscal year ended September 30, 1997 and from October 2, 1995 through September 30, 1997 were 31.76% and 21.73%, respectively.


Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"), a widely- recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund's classes is ranked against (i) all other funds, (ii) all other "global" funds and
(iii) all other "global" funds in a specific size category. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.

      From time to time the Fund may publish the star ranking of the performance of its Class A, Class B and Class C shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds, based on risk-adjusted total investment returns. The Fund is ranked among international stock funds. Investment return measures a fund's or class' one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's or class' performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in the fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class' 3-year ranking or its combined 3- and 5- year ranking (weighted 60%/40%, respectively, or its combined 3-, 5- and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star ranking, Morningstar also categorizes and compares a fund's 3- year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources, including Lipper.

      The total return on an investment in the Fund's Class A, Class B or Class C shares may be compared with performance for the same period of the Morgan Stanley World Index, an unmanaged index of issuers on the stock exchanges of 20 foreign countries and the United States and widely recognized as a measure of global stock market performance. The performance of such Index includes a factor for the reinvestment of dividends but does not reflect expenses or taxes. The performance of the Fund's Class A, Class B or Class C shares may also be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B or Class C shares. However, when comparing total return of an investment in Class A, Class B or Class C shares of the Fund, a number of factors should be considered before using such information as a basis for comparison with other investments. For example, investors may also wish to compare the Fund's Class A, Class B or Class C return to the returns on fixed income investments available from banks and thrift institutions, such as certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return, and Treasury bills are guaranteed as to principal and interest by the U.S. government.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

               The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act, pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of
          (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plans for Class B and Class C shares, that vote was cast by the Manager as the sole initial holder of Class B and Class C shares of the Fund.

      In addition, under the Plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform, at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to Recipients from their own resources to Recipients.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholder for a proposed amendment to the Class A Plan that would materially increase the amount to be paid by Class A shares under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Trustees.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which each payment was made and the identity of each Recipient that received any payment. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on selection or nomination is approved by a majority of the Independent Trustees.

      Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers, did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate and set no minimum amount of the assets.


      For the fiscal year ended September 30, 1997, payments under the Plan for Class A shares totaled $5,180,110, all of which was paid by the Distributor to Recipients, including $344,298 paid to MML Investor Services, Inc., an affiliate of the Distributor. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charge, or other financial costs, or allocation of overhead by the Distributor.


      The Class B Plan and the Class C Plan allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of Class B and Class C shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event Class B or Class C shares are redeemed during the first year that the shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance payment for those shares to the Distributor. Payments made under the Class B Plan during the fiscal year ended September 30, 1997, totaled $6,905,955, of which $5,658,916 was retained by the Distributor and $90,584 was paid to a dealer affiliated with the Distributor. Payments made under the Class C Plan during the fiscal year ended September 30, 1997, totaled $352,398, of which $244,833 was retained by the Distributor and $1,705 was paid to an affiliate.


      Although the Class B and Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees on such shares, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B Plan and the Class C Plan by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B Plan and the Class C Plan are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc., on payments of asset-based sales charges and service fees.

      Asset-based sales charge payments are designed to permit an investor to purchase shares of the Fund without the assessment of a front-end sales load and at the same time permit the Distributor to compensate brokers and dealers in connection with the sale of Class B and Class C shares of the Fund. The Distributor's actual distribution expenses for any given year may exceed the aggregate of payments received pursuant to the Class B Plan and Class C Plan and from contingent deferred sales charges.

      The Class C Plan provides for the distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period. Payments under the Class C and Class B Plans are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans, or may provide such financing from its own resources, or from an affiliate,
(iii) employs personnel to support distribution of shares, and (iv) may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders), state "blue sky" registration fees and certain other distribution expenses. The Fund's Board of Trustees has also proposed that the Class B Plan provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period. The Statement of Additional Information will not be updated if shareholders approve such a new Class B Plan.

ABOUT YOUR ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits the individual investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor normally will not accept any order for $500,000 or $1 million or more of Class B or Class C shares, respectively, on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

      The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on such shares will be reduced by incremental expenses borne solely by those classes, including the asset-based sales charge to which both classes of shares are subject.

      The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

               The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to either class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (a) management fees, (b) legal, bookkeeping and audit fees, (c) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (d) fees to Independent Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (a) Distribution Plan fees, (b)
          incremental transfer and shareholder servicing agent fees and expenses, (c) registration fees and (d) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.


Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The Exchange normally closes at 4:00 P.M. New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. Trading may occur in debt securities and in foreign securities when the Exchange is closed (including weekends and holidays). Because the Fund's net asset value will not be calculated at those times, if securities held in the Fund's portfolio are traded at such time, the net asset values per share of Class A, Class B and Class C shares of the Fund may be significantly affected at times when shareholders may not purchase or redeem shares.

      The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale price of the preceding trading day, or closing "bid" prices that day); (ii) securities traded on a foreign securities exchange are generally valued at the last sale price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the valuation date, or at the mean between "bid" and "ask" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry; (iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "ask" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between "bid" and "ask" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (v) money market-type debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less , and debt instruments held by a money market fund that have a remaining maturity of 397 days or less, shall be valued at cost, adjusted for amortization of premiums and accretion of discount; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced at the mean between the "bid" and "ask" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "ask" price is available).

      In the case of U.S. Government Securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price U.S. Government Securities, or mortgage-backed securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

      Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event is likely to effect a material change in the value of such security. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.


      Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded, or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "ask" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "ask" prices obtained by the Manager from two active market makers (which in certain cases may be the "bid" price if no "ask" price is available).

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, aunts, uncles, nieces and nephews, sons- and daughters-in- law, a sibling's spouse and a spouse's siblings. Relations by virtue of a remarriage (step-children, step-parents, etc.) are included.


      o The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:


Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer California Municipal Fund
Oppenheimer Intermediate Municipal Fund
Oppenheimer Insured Municipal Fund
Oppenheimer Main Street California

      Municipal Fund Oppenheimer Florida Municipal Fund Oppenheimer Pennsylvania Municipal Fund Oppenheimer New Jersey Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Discovery Fund Oppenheimer Capital Appreciation Fund Oppenheimer Growth Fund Oppenheimer Equity Income Fund
Oppenheimer Multiple Strategies
 Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Main Street Income & Growth
     Fund
Oppenheimer MidCap Fund
Oppenheimer Enterprise Fund
Oppenheimer  International  Growth  Fund
Oppenheimer  Developing  Markets  Fund
Oppenheimer  Disciplined  Allocation  Fund
Oppenheimer  Disciplined  Value Fund
Oppenheimer  LifeSpan Balanced Fund
Oppenheimer LifeSpan Income Fund
Oppenheimer LifeSpan Growth Fund
Oppenheimer  High Yield Fund
Oppenheimer  Champion Income Fund
Oppenheimer  Bond  Fund
Oppenheimer  U.S.  Government  Trust
Oppenheimer Limited-Term Government Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer  Gold & Special  Minerals  Fund
Oppenheimer  Strategic Income Fund
Oppenheimer  International Small Company
    Fund
Oppenheimer International Bond Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Growth & Income Value
Fund
Oppenheimer Quest Officers Value Fund
Oppenheimer Quest Capital Value Fund, Inc.
Rochester Fund Municipals
 Oppenheimer Bond Fund for Growth

Limited Term New York Municipal Fund



and the following "Money Market Funds":

Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial  Government Trust
Centennial New York Tax Exempt Trust
Centennial  California  Tax Exempt  Trust
Centennial America Fund, L.P.

There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).


    Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price applicable to a single lump-sum purchase of shares in the amount intended to be purchased as described in the Prospectus.

    In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

               For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchases amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commission paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

    If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

    In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

    o   Terms of Escrow That Apply to Letters of Intent.

    1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

    2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

    3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

    4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

    5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares acquired subject to a contingent deferred sales charge, and (c) Class A or B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

    6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.


Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.


    There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.


    Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent deferred sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.


    The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans other than public school 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group or association has made special arrangements with the Distributor and all members of the group or association participating in or who are eligible to participate in the plan(s) purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution designated by the group. "Group retirement plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution, if that broker-dealer has made special arrangements with the Distributor enabling those plans to purchase Class A shares of the Fund at net asset value but subject to a contingent deferred sales charge.

    In addition to the discussion in the Prospectus relating to the ability of Retirement Plans to purchase Class A shares at net asset value in certain circumstances, there is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds by a Retirement Plan in the following cases:

    (i) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") and, on the date the plan sponsor signs the Merrill Lynch recordkeeping service agreement, the Retirement Plan has $3 million or more in assets invested in mutual funds other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

    (ii) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by an independent record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the Merrill Lynch record keeping service agreement, the Plan must have $3 million or more in assets, excluding assets held in money market funds, invested in Applicable Investments; or

    (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the plan sponsor signs the Merrill Lynch record keeping service agreement.

    If a Retirement Plan's records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract or alliance arrangement with Merrill Lynch, and if on the date the plan sponsor signs the Merrill Lynch record keeping service agreement the Retirement Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments, then the Retirement Plan may purchase only Class B shares of one or more of the Oppenheimer funds. Otherwise, the Retirement Plan will be permitted to purchase Class A shares of one or more of the Oppenheimer funds. Any of those Retirement Plans that currently invest in Class B shares of the Fund will have their Class B shares be converted to Class A shares of the Fund once the Plan's Applicable Investments have reached $5 million.

    Any redemptions of shares of the Fund held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch that are currently invested in Class B shares of the Fund shall not be subject to the Class B CDSC.


How to Sell Shares

    Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

    o Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the Shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

    o Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under the "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

     Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares that you purchased subject to an initial sales charge, or the Class A contingent deferred sales charge when you redeemed them or (ii) Class B shares that were subject to the Class B contingent deferred sales charge when you redeemed them, without sales charge. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds- sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, Oppenheimer funds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension, profit-sharing plans or 401(k) plans may not directly redeem or exchange shares held for their accounts under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes (normally that is 4:00 P.M., but may be earlier some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.


Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular
additional  Class  A  share  purchases  while   participating  in  an  Automatic
Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the Class B or the Class C contingent deferred sales charge is waived as described in the Prospectus in "Waivers of Class B and Class C Sales Charges").

    By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below , as well as in the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.


     o Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre- determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

    o Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional Class A shares while making automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

    The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

    For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

    Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or ACH transfer payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

    The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

    The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

    To use Class A shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the Class A shares in certificated form. Share certificates are not issued for Class B shares or Class C shares. Upon written request from the Planholder, the Transfer Agent will determine the number of Class A shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

    If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares


    As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All Oppenheimer funds offer Class A, Class B and Class C shares, except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax-Exempt Trust, Centennial Government Trust, Centennial New York Tax-Exempt Trust, Centennial California Tax-Exempt Trust and Centennial America Fund, L.P., which only offer Class A shares and Oppenheimer Main Street California Municipal Fund, which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A current list showing which funds offer which classes can be obtained by calling the Distributor at 1-800-525-7048.

    For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

    Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc., purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for this privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc., are purchased, and, if requested, must supply proof of entitlement to this privilege.

    Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds except Oppenheimer Cash Reserves or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 12 months (18 months for shares purchased prior to May 1, 1997) of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.


    When Class B shares or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

    The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

    When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans, and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

    Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

    The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.
 For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


Dividends, Capital Gains and Taxes

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

    Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

    If the Fund has more than 50% of its total assets invested in foreign securities at the end of its fiscal year, it may elect the application of
Section 853 of the Internal Revenue Code to permit shareholders to take a credit (or, at their option, a deduction) for foreign taxes paid by the Fund.

Under Section 853, shareholders would be entitled to treat the foreign taxes withheld from interest and dividends paid to the Fund from its foreign investments as a credit on their federal income taxes. As an alternative, shareholders could, if to their advantage, treat the foreign tax withheld as a deduction from gross income in computing taxable income rather than as a tax credit. In substance, the Fund's election would enable shareholders to benefit from the same foreign tax credit or deduction that would be received if they had been the record owners of the Fund's foreign securities and had paid foreign taxes on the income received.


    If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified during its last fiscal year, and intends to qualify in current and future years, but reserves the right not to do so. The Internal Revenue Code contains a number of complex tests relating to such qualification. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.


    The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C Shares," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the asset-based sales charges on Class B and Class C shares, and Class B and Class C dividends will also differ in amount as a consequence of any difference in net asset value between the classes.

    Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent to enable the investor to earn a return on otherwise idle funds.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. Class B and Class C shareholders should be aware that as of the date of this Statement of Additional Information, not all of the Oppenheimer funds offer Class B and/or Class C shares. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal Deposit insurance. Such uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.


                                     4

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Global Fund:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Global Fund as of September 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Fund as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

/s/ KPMG Peat Marwick LLP
-----------------------------------------------
Denver, Colorado
October 21, 1997

-------------------------------------------------------------------------------
Statement of Investments September 30, 1997
-------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
===============================================================================
Common Stocks--91.2%
-------------------------------------------------------------------------------
Basic Materials--2.2%
-------------------------------------------------------------------------------
Chemicals--0.6%
Minerals Technologies, Inc.                            585,000     $ 26,069,062
-------------------------------------------------------------------------------
Gold & Platinum--0.8%
Newmont Mining Corp.(1)                                750,000       33,703,125
-------------------------------------------------------------------------------
Metals--0.8%
Cia de Minas Buenaventura SA, Sponsored ADR(1)         587,500       11,235,937
-------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B            757,500       21,825,469
                                                                   ------------
                                                                     33,061,406

-------------------------------------------------------------------------------
Consumer Cyclicals--12.6%
-------------------------------------------------------------------------------
Autos & Housing--3.5%
Brazil Realty SA, GDR(1)(2)                            200,000        5,549,561
-------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA               4,377,661       19,484,216
-------------------------------------------------------------------------------
Porsche AG, Preference                                  67,500      116,946,847
-------------------------------------------------------------------------------
Solidere, GDR(1)                                       540,000        9,031,500
                                                                   ------------
                                                                    151,012,124

-------------------------------------------------------------------------------
Leisure & Entertainment--5.4%
Applebee's International, Inc.                          30,000          750,000
-------------------------------------------------------------------------------
Callaway Golf Co.(1)                                   959,500       33,462,562
-------------------------------------------------------------------------------
Casa Ole Restaurants, Inc.(3)                           53,500          361,125
-------------------------------------------------------------------------------
Cinar Films, Inc., Cl. B(3)                             60,000        2,287,500
-------------------------------------------------------------------------------
CKE Restaurants, Inc.                                   49,600        2,083,200
-------------------------------------------------------------------------------
International Game Technology                        1,500,000       34,125,000
-------------------------------------------------------------------------------
Nintendo Co. Ltd.(1)                                 1,650,900      154,519,710
-------------------------------------------------------------------------------
Resorts World Berhad                                 2,804,000        6,141,630
-------------------------------------------------------------------------------
Signature Resorts, Inc.(1)(3)                           20,000          950,000
                                                                   ------------
                                                                    234,680,727

-------------------------------------------------------------------------------
Media--1.1%
Bemrose Corp. plc                                      150,000        1,022,549
-------------------------------------------------------------------------------
Grupo Radio Centro SA de CV, Sponsored ADR             131,000        2,267,937
Grupo Televisa SA, Sponsored GDR(1)(2)(3)            1,146,000       41,041,125
-------------------------------------------------------------------------------
NRJ SA                                                   6,500          882,048
-------------------------------------------------------------------------------
Reed International plc                                 165,400        1,408,078
-------------------------------------------------------------------------------
Roto Smeets de Boer                                     30,000        1,265,197
                                                                   ------------
                                                                     47,886,934


                           11 Oppenheimer Global Fund

-------------------------------------------------------------------------------
Statement of Investments (Continued)
-------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
===============================================================================
Retail: General--1.5%
Credit Saison Co. Ltd.(1)                            1,000,000     $ 27,168,053
-------------------------------------------------------------------------------
Galeries Lafayette                                       4,201        2,074,930
-------------------------------------------------------------------------------
PT Matahari Putra Prima                             15,599,000        5,383,090
-------------------------------------------------------------------------------
Sonae Investimentos                                    728,000       28,791,367
-------------------------------------------------------------------------------
Wolverine World Wide, Inc.                              54,000        1,363,500
                                                                   ------------
                                                                     64,780,940

-------------------------------------------------------------------------------
Retail: Specialty--1.1%
Central Garden & Pet Co.(1)(3)                          30,000          922,500
-------------------------------------------------------------------------------
Giordano International Ltd.                         22,160,000       14,317,991
-------------------------------------------------------------------------------
Linens `N Things, Inc.(3)                               20,000          670,000
-------------------------------------------------------------------------------
Party City Corp.(3)                                     30,000          787,500
-------------------------------------------------------------------------------
Petco Animal Supplies, Inc.(3)                          30,000          941,250
-------------------------------------------------------------------------------
RDO Equipment Co., Cl. A(3)                             50,000        1,150,000
-------------------------------------------------------------------------------
Reebok International Ltd.(3)                           399,700       19,460,394
-------------------------------------------------------------------------------
Wolford AG                                              87,200        7,871,005
                                                                   ------------
                                                                     46,120,640

-------------------------------------------------------------------------------
Consumer Non-Cyclicals--15.5%
-------------------------------------------------------------------------------
Beverages--3.4%
Al-Ahram Beverages Co., GDR(1)(2)(3)                    30,000          945,000
-------------------------------------------------------------------------------
Cadbury Schweppes plc                                4,000,000       38,575,797
-------------------------------------------------------------------------------
Cia Cervejaria Brahma, Preference                   23,800,000       18,182,698
-------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV,
Cl. B, Sponsored ADR(1)                              2,600,000       22,403,420
-------------------------------------------------------------------------------
Guinness plc                                         4,500,000       42,489,108
-------------------------------------------------------------------------------
Remy Cointreau                                          81,428        1,578,537
-------------------------------------------------------------------------------
Serm Suk Public Co. Ltd.                                31,000          502,148
-------------------------------------------------------------------------------
South African Breweries Ltd.                           888,500       25,773,657
                                                                   ------------
                                                                    150,450,365

-------------------------------------------------------------------------------
Food--1.0%
Cresud SA, Sponsored ADR(1)(3)                         350,000        7,568,750
-------------------------------------------------------------------------------
Dairy Farm International Holdings Ltd.              36,683,456       34,849,283
-------------------------------------------------------------------------------
Disco SA, Sponsored ADR(3)                              52,700        2,424,200
-------------------------------------------------------------------------------
JP Foodservice, Inc.(1)(3)                              20,000          630,000
                                                                   ------------
                                                                     45,472,233

-------------------------------------------------------------------------------
Healthcare/Drugs--5.8%
Amgen, Inc.(3)                                         700,000       33,556,250
-------------------------------------------------------------------------------
Appligene Oncor SA(3)                                   60,000          384,342
-------------------------------------------------------------------------------
BioChem Pharma, Inc.(1)(3)                           1,097,500       34,571,250
-------------------------------------------------------------------------------


                           12 Oppenheimer Global Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
===============================================================================
Healthcare/Drugs  (continued)
Biocompatibles International plc(3)                    204,865     $  2,118,012
-------------------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(1)(3)                        15,000          654,375
-------------------------------------------------------------------------------
Genzyme Corp. (General Division)(1)(3)               1,354,270       40,289,532
-------------------------------------------------------------------------------
Gilead Sciences, Inc.(3)                               422,200       18,735,125
-------------------------------------------------------------------------------
Glaxo Wellcome plc, Sponsored ADR                    1,000,000       44,937,500
-------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.(3)                         15,000        1,260,000
-------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A(3)                        68,000        1,572,500
-------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. B(3)                        53,000        1,199,125
-------------------------------------------------------------------------------
Marseille-Kliniken AG                                  105,000        2,146,149
-------------------------------------------------------------------------------
Novartis AG                                             45,000       69,098,674
-------------------------------------------------------------------------------
Oxford Molecular Group plc(3)                          285,714        1,333,859
-------------------------------------------------------------------------------
Tiger Medicals Ltd.                                    493,000          470,437
                                                                   ------------
                                                                    252,327,130

-------------------------------------------------------------------------------
Healthcare/Supplies & Services--2.4%
AmeriSource Health Corp., Cl. A(3)                      30,000        1,753,125
-------------------------------------------------------------------------------
Clinica y Maternidad Suizo Argentino(3)(4)(5)            1,800       16,485,894
-------------------------------------------------------------------------------
Concentra Managed Care, Inc.(3)                         25,000          882,812
-------------------------------------------------------------------------------
Gehe AG                                                280,000       15,298,493
-------------------------------------------------------------------------------
Norland Medical Systems, Inc.(1)(3)                     50,000          443,750
-------------------------------------------------------------------------------
Omnicare, Inc.                                          15,000          487,500
-------------------------------------------------------------------------------
Parexel International Corp.(1)(3)                       27,200        1,074,400
-------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(3)                        15,000          661,875
-------------------------------------------------------------------------------
Quintiles Transnational Corp.(1)(3)                    236,392       19,916,026
-------------------------------------------------------------------------------
Rural/Metro Corp.(3)                                     6,800          207,400
-------------------------------------------------------------------------------
Serologicals Corp.(3)                                   35,000          796,250
-------------------------------------------------------------------------------
Superior Consultant Holdings Corp.(3)                   35,000        1,172,500
-------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(3)                      16,000          800,000
-------------------------------------------------------------------------------
United States Surgical Corp.                         1,502,700       43,860,056
                                                                   ------------
                                                                    103,840,081

-------------------------------------------------------------------------------
Household Goods--2.9%
Wella AG, Preference(5)                                163,000      124,313,564
-------------------------------------------------------------------------------
Tobacco--0.0%
PT Hanjaya Mandala Sampoerna                           600,000        1,242,331

-------------------------------------------------------------------------------
Energy--6.1%
-------------------------------------------------------------------------------
Energy Services & Producers--4.0%
Cie Generale de Geophysique SA(3)                       27,500        3,754,922
-------------------------------------------------------------------------------
Coflexip SA, Sponsored ADR(1)                          645,000       36,281,250
-------------------------------------------------------------------------------
Gazprom, ADR(1)(2)                                     421,200       10,572,120


                           13 Oppenheimer Global Fund

-------------------------------------------------------------------------------
Statement of Investments (Continued)
-------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
-------------------------------------------------------------------------------
Energy Services & Producers  (continued)
Global Marine, Inc.(3)                               1,435,000     $ 47,713,750
-------------------------------------------------------------------------------
Smedvig AS, Series B                                   100,000        2,975,603
-------------------------------------------------------------------------------
Transocean Offshore, Inc.                            1,003,098       48,086,010
-------------------------------------------------------------------------------
Western Atlas, Inc.(3)                                 300,700       26,461,600
                                                                   ------------
                                                                    175,845,255

-------------------------------------------------------------------------------
Oil-Integrated--2.1%
British Petroleum Co. plc, ADR                         389,202       35,344,407
-------------------------------------------------------------------------------
Expro International Group plc                          340,000        2,965,878
-------------------------------------------------------------------------------
Lukoil Oil Co., Sponsored ADR(1)                       190,000       18,662,769
-------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                 100,000,000       28,113,876
-------------------------------------------------------------------------------
Saga Petroleum AS, Cl. A                               400,000        8,461,431
                                                                   ------------
                                                                     93,548,361

-------------------------------------------------------------------------------
Financial--23.7%
-------------------------------------------------------------------------------
Banks--18.0%
Amalgamated Banks of South Africa Ltd.(3)              700,000        4,766,758
-------------------------------------------------------------------------------
Banco Bradesco SA, Preference                    3,354,116,632       34,901,084
-------------------------------------------------------------------------------
Banco Frances del Rio de la Plata SA,
Sponsored ADR(1)                                       662,055       21,640,923
-------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones SA,
Cl. E                                                  313,900       14,047,025
-------------------------------------------------------------------------------
Bankers Trust New York Corp.(1)                        400,000       49,000,000
-------------------------------------------------------------------------------
Banque Libanaise Pour Le Comm SAL, GDR,
Cl. B(3)                                               230,000        5,635,000
-------------------------------------------------------------------------------
Barclays plc                                         2,025,561       54,598,178
-------------------------------------------------------------------------------
Chase Manhattan Corp. (New)                            200,000       23,600,000
-------------------------------------------------------------------------------
Cie Financiere de Paribas, Series A                  1,400,000      103,839,814
-------------------------------------------------------------------------------
Citicorp                                                50,000        6,696,875
-------------------------------------------------------------------------------
Credito Italiano                                    15,358,075       41,698,959
-------------------------------------------------------------------------------
Deutsche Bank AG                                       520,000       36,508,025
-------------------------------------------------------------------------------
HSBC Holdings plc                                      500,000       16,734,475
-------------------------------------------------------------------------------
Industrial Finance Corp.                             7,386,499        9,614,645
-------------------------------------------------------------------------------
Merita Ltd., Cl. A                                  12,000,000       56,976,069
-------------------------------------------------------------------------------
National Westminister Bank plc                       2,277,600       34,456,076
-------------------------------------------------------------------------------
Northern Trust Corp.                                   121,600        7,189,600
-------------------------------------------------------------------------------
PT Pan Indonesia Bank                               13,563,000        3,952,408
-------------------------------------------------------------------------------
Societe Generale                                       890,900      129,004,635
-------------------------------------------------------------------------------
UBS, Bearer                                            100,000      116,989,185
-------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros SA, Sponsored GDR Representing 500 Units of one Preferred Share of Unibanco and one
Preferred Share of Unibanco Holdings SA(1)(3)          430,000       15,748,750
                                                                   ------------
                                                                    787,598,484


                           14 Oppenheimer Global Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
-------------------------------------------------------------------------------
Diversified Financial--4.0%
American Express Co.                                   400,000     $ 32,750,000
-------------------------------------------------------------------------------
Associates First Capital Corp., Cl. A                  400,000       24,900,000
-------------------------------------------------------------------------------
Credicorp Ltd.                                          56,400        1,071,600
-------------------------------------------------------------------------------
Egypt Investment Co.(3)                                 96,500        1,459,563
-------------------------------------------------------------------------------
Fannie Mae                                             800,000       37,600,000
-------------------------------------------------------------------------------
First NIS Regional Fund(2)(3)                        1,320,000       25,740,000
-------------------------------------------------------------------------------
First Russian Frontiers Trust plc(3)                    74,667        1,881,629
-------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                 134,280       12,114,697
-------------------------------------------------------------------------------
Industrial Credit & Investment Corp. of
India Ltd., GDR(2)                                   1,928,200       30,851,200
-------------------------------------------------------------------------------
ING Groep NV                                            77,500        3,560,596
-------------------------------------------------------------------------------
Manhattan Card Co. Ltd.                              2,500,000          969,178
-------------------------------------------------------------------------------
Van Der Hoop Effektenbank NV                           149,677        1,542,353
-------------------------------------------------------------------------------
Wing Hang Bank Ltd.                                    300,000        1,310,329
                                                                   ------------
                                                                    175,751,145

-------------------------------------------------------------------------------
Insurance--1.7%
American International Group, Inc.(7)                  300,000       30,956,250
-------------------------------------------------------------------------------
CapMAC Holdings, Inc.                                   30,000          969,375
-------------------------------------------------------------------------------
Ockham Holdings plc                                  1,200,000        1,453,862
-------------------------------------------------------------------------------
Reinsurance Australia Corp. Ltd.                     3,592,154        9,780,528
-------------------------------------------------------------------------------
Skandia Forsakrings AB                                 667,500       29,842,903
                                                                   ------------
                                                                     73,002,918

-------------------------------------------------------------------------------
Industrial--8.6%
-------------------------------------------------------------------------------
Electrical Equipment--0.1%
Crompton Greaves Ltd., GDR                              70,000          164,500
-------------------------------------------------------------------------------
LEM Holdings SA(5)                                      25,000        6,059,475
                                                                   ------------
                                                                      6,223,975

-------------------------------------------------------------------------------
Industrial Materials--0.0%
HI Cement Corp.(2)                                   2,592,000          226,375
-------------------------------------------------------------------------------
Industrial Services--6.1%
Adecco SA                                              200,000       80,563,476
-------------------------------------------------------------------------------
Affiliated Computer Services, Inc.,
Cl. A(3)                                                40,000          990,000
-------------------------------------------------------------------------------
Atos SA(3)                                             130,000       14,068,946
-------------------------------------------------------------------------------
BAU Holding AG                                             500           32,704
-------------------------------------------------------------------------------
BAU Holdings AF, Preference                             12,000          603,395
-------------------------------------------------------------------------------
BTG plc                                                250,000        2,948,108
-------------------------------------------------------------------------------
Culligan Water Technologies, Inc.(3)                    20,000          920,000
-------------------------------------------------------------------------------
Fugro NV                                               103,225        3,606,156


                           15 Oppenheimer Global Fund

-------------------------------------------------------------------------------
Statement of Investments (Continued)
-------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
-------------------------------------------------------------------------------
Industrial Services  (continued)
Grupo Elektra SA de CV, CPO                            792,600     $ 12,807,225
-------------------------------------------------------------------------------
IHC Caland NV                                          500,000       31,541,952
-------------------------------------------------------------------------------
May & Speh, Inc.(3)                                     50,000          693,750
-------------------------------------------------------------------------------
MRC Allied Industries, Inc.(3)                      12,500,000          742,357
-------------------------------------------------------------------------------
PT Citra Marga Nusaphala Persada                     8,959,500        2,748,313
-------------------------------------------------------------------------------
Rental Service Corp.(3)                                 40,000          897,500
-------------------------------------------------------------------------------
Rentokil Group plc                                   6,834,700       28,430,027
-------------------------------------------------------------------------------
Serco Group plc                                        200,000        2,697,721
-------------------------------------------------------------------------------
Service Experts, Inc.(3)                                25,000          676,563
-------------------------------------------------------------------------------
VBH Holding AG                                         368,100        6,314,977
-------------------------------------------------------------------------------
West TeleServices Corp.(1)(3)                           40,000          600,000
-------------------------------------------------------------------------------
WPP Group plc                                       16,800,000       75,852,811
                                                                   ------------
                                                                    267,735,981

-------------------------------------------------------------------------------
Manufacturing--2.1%
Bombardier, Inc., Cl. B                              1,977,900       40,051,405
-------------------------------------------------------------------------------
Chicago Miniature Lamp, Inc.(3)                         16,000          532,000
-------------------------------------------------------------------------------
Powerscreen International plc                        2,760,674       33,045,621
-------------------------------------------------------------------------------
PRI Automation, Inc.(3)                                 20,000        1,170,000
-------------------------------------------------------------------------------
Societe BIC SA                                         200,000       14,800,545
-------------------------------------------------------------------------------
U.S. Filter Corp.(1)(3)                                 40,000        1,722,500
                                                                   ------------
                                                                     91,322,071

-------------------------------------------------------------------------------
Transportation--0.3%
Guangshen Railway Co. Ltd., Sponsored ADR              791,200       13,598,750
-------------------------------------------------------------------------------
Koninklijke Van Ommeren NV                              30,394        1,280,285
                                                                   ------------
                                                                     14,879,035

-------------------------------------------------------------------------------
Technology--21.3%
-------------------------------------------------------------------------------
Aerospace/Defense--1.8%
Rolls-Royce plc                                     19,351,756       80,027,810
-------------------------------------------------------------------------------
Computer Hardware--2.6%
Eidos plc(3)                                           102,500        1,324,630
-------------------------------------------------------------------------------
Imagineer Co. Ltd.                                         400            4,042
-------------------------------------------------------------------------------
International Business Machines Corp.                  700,000       74,156,250
-------------------------------------------------------------------------------
Iomega Corp.(1)(3)                                   1,300,000       33,962,500
-------------------------------------------------------------------------------
PT Multipolar Corp.(3)                              35,089,600        4,305,472
                                                                   ------------
                                                                    113,752,894


                           16 Oppenheimer Global Fund

-------------------------------------------------------------------------------
Statement of Investments (Continued)
-------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
-------------------------------------------------------------------------------
Computer Software--4.3%
Aspen Technologies, Inc.(3)                              7,300     $    256,413
-------------------------------------------------------------------------------
Cap Gemini SA(1)                                     1,520,000       98,647,824
-------------------------------------------------------------------------------
Engineering Animation, Inc.(3)                          44,300        1,688,938
-------------------------------------------------------------------------------
First Data Corp.(1)                                    376,000       14,123,500
-------------------------------------------------------------------------------
Global DirectMail Corp.(3)                              20,000          447,500
-------------------------------------------------------------------------------
Integrated Measurement Systems, Inc.(3)                 40,000          720,000
-------------------------------------------------------------------------------
McAfee Associates, Inc.(1)(3)                           15,000          795,000
-------------------------------------------------------------------------------
Microsoft Corp.(3)                                     250,000       33,078,125
-------------------------------------------------------------------------------
Misys (Jersey) Ltd.(3)                                 286,074        7,186,036
-------------------------------------------------------------------------------
Misys plc                                            1,001,260       25,151,150
-------------------------------------------------------------------------------
National Instruments Corp.(3)                           30,000        1,391,250
-------------------------------------------------------------------------------
Saville Systems Ireland plc, Sponsored ADR(3)           15,000        1,053,750
-------------------------------------------------------------------------------
SPSS, Inc.(3)                                           20,000          572,500
-------------------------------------------------------------------------------
Viasoft, Inc.(3)                                        10,000          495,000
-------------------------------------------------------------------------------
Visio Corp.(3)                                          40,000        1,670,000
                                                                   ------------
                                                                    187,276,986

-------------------------------------------------------------------------------
Electronics--4.5%
Austria Mikro Systeme International AG                  18,200        1,284,136
-------------------------------------------------------------------------------
BENCHMARQ Microelectronics, Inc.(1)(3)                  20,000          445,000
-------------------------------------------------------------------------------
Intel Corp.                                            200,000       18,462,500
-------------------------------------------------------------------------------
Keyence Corp.                                          220,000       30,795,982
-------------------------------------------------------------------------------
National Semiconductor Corp.(3)                      1,000,000       41,000,000
-------------------------------------------------------------------------------
Pittway Corp., Cl. A                                    20,000        1,298,750
-------------------------------------------------------------------------------
SGS-Thomson Microelectronics NV(1)(3)                  245,500       23,046,313
-------------------------------------------------------------------------------
Sony Corp.(1)                                          800,000       75,540,440
-------------------------------------------------------------------------------
Unit Trust of India-Masterplus 91(3)                 5,000,000        2,495,158
                                                                   ------------
                                                                    194,368,279

-------------------------------------------------------------------------------
Telecommunications-Technology--8.1%
Alcatel Alsthom SA                                     600,000       79,801,572
-------------------------------------------------------------------------------
Ascend Communications, Inc.(1)(3)                      400,000       12,950,000
-------------------------------------------------------------------------------
Cisco Systems, Inc.(3)                                 248,000       18,119,500
-------------------------------------------------------------------------------
Millicom International Cellular SA(3)                  408,200       21,328,450
-------------------------------------------------------------------------------
Newbridge Networks Corp.(3)                            600,000       35,925,000
-------------------------------------------------------------------------------
QUALCOMM, Inc.(1)(3)                                 1,775,800      113,096,263
-------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                     47,154       30,266,323
-------------------------------------------------------------------------------
Telecom Italia Mobile SpA                           10,000,000       39,825,581
                                                                   ------------
                                                                    351,312,689


                           17 Oppenheimer Global Fund

-------------------------------------------------------------------------------
Statement of Investments (Continued)
-------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
-------------------------------------------------------------------------------
Utilities--1.2%
-------------------------------------------------------------------------------
Electric Utilities--0.0%
First Philippine Holdings Corp., B Shares              875,000     $    738,718
-------------------------------------------------------------------------------
Telephone Utilities--1.2%
CPT Telefonica del Peru SA, Cl. B                   11,599,949       27,386,218
-------------------------------------------------------------------------------
McLeodUSA, Inc., Cl. A(3)                               10,000          394,375
-------------------------------------------------------------------------------
Telecomunicacoes Brasileiras SA, Preference        200,000,000       25,831,067
                                                                   ------------
                                                                     53,611,660
                                                                   ------------
Total Common Stocks (Cost $2,861,589,477)                         3,982,183,298

===============================================================================
Preferred Stocks--0.2%
-------------------------------------------------------------------------------
Marschollek, Lautenschlaeger und
Partner AG, Non-Vtg.
Preferred Stock (Cost $1,507,735)                       27,200        6,560,574

                                                      Units
-------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
-------------------------------------------------------------------------------
American Satellite Network, Inc. Wts.,
Exp. 6/99                                               51,750               --
-------------------------------------------------------------------------------
PerSeptive Biosystems, Inc., Cl. A Wts.,
Exp. 12/97                                              40,110               --
-------------------------------------------------------------------------------
PT Pan Indonesia Bank Wts., Exp. 6/00                1,937,571           89,152
                                                                   ------------
Total Rights, Warrants and Certificates
(Cost $261,332)                                                          89,152

                                                      Face
                                                      Amount
===============================================================================
U.S. Government Obligations--6.2%
-------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, Zero Coupon:
6.98%, 11/15/18(8)                               $ 216,900,000       55,029,240
6.93%, 2/15/19(8)                                  216,700,000       53,981,036
6.93%, 8/15/19(1)(8)                               452,300,000      109,067,615
6.44%, 8/15/25(1)(8)                               295,000,000       50,143,473
                                                                   ------------
Total U.S. Government Obligations
(Cost $253,751,674)                                                 268,221,364

===============================================================================
Convertible Corporate Bonds and Notes--0.0%
-------------------------------------------------------------------------------
Mahindra & Mahindra Ltd., 5% Cv. Bonds, 7/9/01
(Cost $1,754,562)                                    1,675,000        1,817,375

===============================================================================
Short-Term Notes--3.4%
-------------------------------------------------------------------------------
CIT Group Holdings, Inc., 5.51%, 10/24/97(9)        50,000,000       49,823,986
-------------------------------------------------------------------------------
General Electric Capital Services, Inc., 5.54%,
10/17/97(9)                                         50,000,000       49,877,556
-------------------------------------------------------------------------------
Goldman Sachs Group, LP, 5.53%, 10/7/97(9)          50,000,000       49,954,083
                                                                   ------------
Total Short-Term Notes (Cost $149,655,625)                          149,655,625


                           18 Oppenheimer Global Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                                      Face          Market Value
                                                      Amount        See Note 1
===============================================================================
Repurchase Agreements--1.6%
-------------------------------------------------------------------------------
Repurchase agreement with Goldman, Sachs & Co., 6.125%, dated 9/30/97, to be repurchased at $68,911,723 on 10/1/97, collateralized by U.S. Treasury Nts., 5.125%-9.125%, 11/15/98-9/30/99,
with a value of $70,355,988 (Cost $68,900,000)     $68,900,000     $ 68,900,000
-------------------------------------------------------------------------------
Total Investments, at Value
(Cost $3,337,420,405)                                    102.6%   4,477,427,388
-------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                     (2.6)    (111,822,089)
                                                   -----------   --------------
Net Assets                                               100.0%  $4,365,605,299
                                                   ===========   ==============


                           19 Oppenheimer Global Fund

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

Country                                             Market Value        Percent
-------------------------------------------------------------------------------
United States                                       $1,605,856,864         35.9%
-------------------------------------------------------------------------------
Great Britain                                          519,248,846         11.6
-------------------------------------------------------------------------------
France                                                 508,165,678         11.3
-------------------------------------------------------------------------------
Germany                                                308,088,628          6.9
-------------------------------------------------------------------------------
Japan                                                  288,028,228          6.4
-------------------------------------------------------------------------------
Switzerland                                            272,710,809          6.1
-------------------------------------------------------------------------------
Brazil                                                 128,327,035          2.9
-------------------------------------------------------------------------------
Italy                                                   81,524,541          1.8
-------------------------------------------------------------------------------
Mexico                                                  78,519,708          1.8
-------------------------------------------------------------------------------
Canada                                                  76,910,155          1.7
-------------------------------------------------------------------------------
Argentina                                               67,603,982          1.5
-------------------------------------------------------------------------------
Finland                                                 56,976,069          1.3
-------------------------------------------------------------------------------
Russia                                                  54,974,889          1.2
-------------------------------------------------------------------------------
India                                                   47,442,931          1.1
-------------------------------------------------------------------------------
The Netherlands                                         42,796,539          1.0
-------------------------------------------------------------------------------
Peru                                                    39,693,756          0.9
-------------------------------------------------------------------------------
Singapore                                               35,319,721          0.8
-------------------------------------------------------------------------------
Hong Kong                                               33,331,972          0.7
-------------------------------------------------------------------------------
South Africa                                            30,540,415          0.7
-------------------------------------------------------------------------------
Korea, Republic of (South)                              30,266,323          0.7
-------------------------------------------------------------------------------
Sweden                                                  29,842,903          0.7
-------------------------------------------------------------------------------
Portugal                                                28,791,367          0.6
-------------------------------------------------------------------------------
Indonesia                                               17,720,767          0.4
-------------------------------------------------------------------------------
Lebanon                                                 14,666,500          0.3
-------------------------------------------------------------------------------
Panama                                                  14,047,025          0.3
-------------------------------------------------------------------------------
China                                                   13,598,750          0.3
-------------------------------------------------------------------------------
Norway                                                  11,437,034          0.3
-------------------------------------------------------------------------------
Thailand                                                10,116,793          0.2
-------------------------------------------------------------------------------
Austria                                                  9,791,240          0.2
-------------------------------------------------------------------------------
Australia                                                9,780,528          0.2
-------------------------------------------------------------------------------
Malaysia                                                 6,141,630          0.1
-------------------------------------------------------------------------------
Egypt                                                    2,404,563          0.1
-------------------------------------------------------------------------------
Philippines                                              1,707,449          0.0
-------------------------------------------------------------------------------
Ireland                                                  1,053,750          0.0
                                                    --------------        -----
Total                                               $4,477,427,388        100.0%
                                                    ==============        =====


                           20 Oppenheimer Global Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Loaned security--See Note 8 of Notes to Financial Statements. 2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $114,925,381 or 2.63% of the Fund's net assets, at September 30, 1997.
3. Non-income producing security. 4. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements. 5. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate as defined in the Investment Company Act of 1940, at or during the period ended September 30, 1997. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 1997 amounts to $146,858,933. Transactions during the period in which the issuer was an affiliate are as follows:

                                     Shares           Gross       Gross           Shares            Dividend
                                     Sept. 30, 1996   Additions   Reductions      Sept. 30, 1997    Income
-------------------------------------------------------------------------------------------------------------
Clinica y Maternidad Suizo
Argentino                                 1,800            --             --          1,800        $       --
-------------------------------------------------------------------------------------------------------------
Coflexip SA, Sponsored ADR(6)           681,000            --         36,000        645,000
53,909
-------------------------------------------------------------------------------------------------------------
LEM Holdings SA                          25,000            --             --         25,000           127,603
-------------------------------------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A(6)        376,800            --        308,800         68,000                --
-------------------------------------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. B(6)        264,900            --        211,900         53,000                --
-------------------------------------------------------------------------------------------------------------
Wella AG, Preference                    120,000        43,000             --        163,000         1,188,001
                                                                                                   ----------
                                                                                                   $1,369,513
                                                                                                   ==========

6. Not an affiliate as of September 30, 1997.
7. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See Note 5 of Notes to Financial Statements. 8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase. 9. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. See accompanying Notes to Financial Statements.


                           21 Oppenheimer Global Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  September 30, 1997
--------------------------------------------------------------------------------

================================================================================
Assets
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $3,228,199,561)                      $4,383,174,876
Affiliated companies (cost $109,220,844)                              94,252,512
--------------------------------------------------------------------------------
Collateral for securities loaned--Note 8                             461,889,258
--------------------------------------------------------------------------------
Unrealized appreciation on forward foreign
currency exchange contracts--Note 5                                       85,081
--------------------------------------------------------------------------------
Receivables:
Investments sold                                                      12,840,846
Interest and dividends                                                 8,764,906
Shares of beneficial interest sold                                     5,134,594
--------------------------------------------------------------------------------
Other                                                                    188,852
                                                                  --------------
Total assets                                                       4,966,330,925

================================================================================
Liabilities
Bank overdraft                                                         1,439,973
--------------------------------------------------------------------------------
Return of collateral for securities loaned--Note 8                   461,889,258
--------------------------------------------------------------------------------
Unrealized depreciation on forward foreign
currency exchange contracts--Note 5                                    3,527,078
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                126,424,510
Shares of beneficial interest redeemed                                 3,330,483
Distribution and service plan fees                                     2,071,638
Transfer and shareholder servicing agent fees                            471,885
Trustees' fees--Note 1                                                   333,759
Other                                                                  1,237,042
                                                                  --------------
Total liabilities                                                    600,725,626

================================================================================
Net Assets                                                        $4,365,605,299
                                                                  ==============

================================================================================
Composition of Net Assets
Paid-in capital                                                   $2,750,303,782
--------------------------------------------------------------------------------
Undistributed net investment income                                   56,492,098
--------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions                                    420,918,199
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities denominated
in foreign currencies                                              1,137,891,220
                                                                  --------------
Net assets                                                        $4,365,605,299
                                                                  ==============


                           22 Oppenheimer Global Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based
on net assets of $3,407,837,440 and 69,094,074 shares
of beneficial interest outstanding)                                      $49.32
Maximum offering price per share (net asset value plus
sales charge of 5.75% of offering price)                                 $52.33

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $897,380,435 and
18,620,624 shares of beneficial interest outstanding)                    $48.19

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $60,387,424 and
1,238,127 shares of beneficial interest outstanding)                     $48.77

See accompanying Notes to Financial Statements.


                           23 Oppenheimer Global Fund

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended September 30, 1997
--------------------------------------------------------------------------------

================================================================================
Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding
taxes of $900,019)                                              $    49,935,008
Affiliated companies (net of foreign withholding
taxes of $403,368)                                                    1,369,513
--------------------------------------------------------------------------------
Interest                                                             14,447,934
                                                                ----------------
Total income                                                         65,752,455

================================================================================
Expenses
Management fees--Note 4                                              25,187,599
--------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                               5,180,110
Class B                                                               6,905,955
Class C                                                                 352,398
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                 5,068,366
--------------------------------------------------------------------------------
Custodian fees and expenses                                           1,815,158
--------------------------------------------------------------------------------
Shareholder reports                                                   1,426,841
--------------------------------------------------------------------------------
Registration and filing fees                                            155,998
--------------------------------------------------------------------------------
Legal and auditing fees                                                 103,848
--------------------------------------------------------------------------------
Trustees' fees and expenses--Note 1                                      84,198
--------------------------------------------------------------------------------
Insurance expenses                                                       27,830
--------------------------------------------------------------------------------
Other                                                                   137,218
                                                                ----------------
Total expenses                                                       46,445,519

================================================================================
Net Investment Income                                                19,306,936

================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments:
  Unaffiliated companies                                            483,123,234
  Affiliated companies                                                6,466,682
Foreign currency transactions                                         4,952,949
                                                                ----------------
Net realized gain                                                   494,542,865
--------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                         629,595,794
Translation of assets and liabilities denominated in
foreign currencies                                                 (113,433,049)
                                                                ----------------
Net change                                                          516,162,745
                                                                ----------------
Net realized and unrealized gain                                  1,010,705,610

================================================================================
Net Increase in Net Assets Resulting from Operations            $ 1,030,012,546
                                                                ================

See accompanying Notes to Financial Statements.


                           24 Oppenheimer Global Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                              Year Ended September 30,
                                              1997              1996
===============================================================================
Operations
Net investment income                         $    19,306,936   $    13,518,039
-------------------------------------------------------------------------------
Net realized gain                                 494,542,865       125,983,836
-------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation                                      516,162,745       194,446,573
                                              ---------------   ---------------
Net increase in net assets resulting from
operations                                      1,030,012,546       333,948,448

===============================================================================
Dividends  and  Distributions  to  Shareholders  Dividends  from net  investment income:
Class A                                           (33,892,204)      (14,009,023)
Class B                                            (3,899,147)           (3,568)
Class C                                              (207,585)           (7,369)
-------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                           (88,232,113)     (120,623,278)
Class B                                           (20,402,731)      (20,905,412)
Class C                                              (788,673)         (131,770)

===============================================================================
Beneficial Interest Transactions Net increase in net assets resulting from beneficial interest transactions--Note 2:
Class A                                           206,934,768       165,278,694
Class B                                           184,954,826       170,668,404
Class C                                            33,524,657        16,731,958

===============================================================================
Net Assets
Total increase                                  1,308,004,344       530,947,084
-------------------------------------------------------------   ---------------
Beginning of period                             3,057,600,955     2,526,653,871
                                              ---------------   ---------------
End of period (including undistributed
net investment income of $56,492,098
and $19,988,584, respectively)                $ 4,365,605,299   $ 3,057,600,955
                                              ===============   ===============

See accompanying Notes to Financial Statements.


                           25 Oppenheimer Global Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                  Class A
                                                  ----------------------------------------------------------------
                            Year Ended September 30,
                                                  1997           1996            1995         1994         1993
==================================================================================================================

Per Share Operating Data:
Net asset value, beginning of period               $39.00         $36.84         $37.69       $35.04
$30.03
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .32            .23            .31          .17          .26
Net realized and unrealized gain                    11.91           4.22           2.59         6.10         4.99
                                                   ------         ------         ------       ------       ------
Total income from investment operations             12.23           4.45           2.90         6.27
5.25

------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.53)          (.24)            --         (.25)        (.12)
Distributions from net realized gain                (1.38)         (2.05)         (3.75)       (3.37)        (.12)
                                                   ------         ------         ------       ------       ------
Total dividends and distributions
to shareholders                                     (1.91)         (2.29)         (3.75)       (3.62)        (.24)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $49.32         $39.00         $36.84       $37.69
$35.04
                                                   ======         ======         ======       ======       ======

==================================================================================================================
Total Return, at Net Asset Value(3)                 32.85%         12.98%          9.26%       19.19%
17.67%

==================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in millions)            $3,408         $2,499         $2,186       $1,921
$1,389
------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $2,869         $2,309         $1,979       $1,711
$1,213
------------------------------------------------------------------------------------------------------------------
Average amount of debt outstanding
throughout period (in thousands)                      N/A            N/A            N/A          N/A
$18,247
------------------------------------------------------------------------------------------------------------------
Average number of shares outstanding
throughout each period (in thousands)                 N/A            N/A            N/A          N/A
39,853
------------------------------------------------------------------------------------------------------------------
Average amount of debt per share
outstanding throughout each period                    N/A            N/A            N/A          N/A
$0.46
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                         0.74%          0.62%          0.90%        0.38%
0.84%
Expenses                                             1.13%          1.17%          1.20%        1.15%        1.18%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                           65.9%         102.9%          84.4%        78.3%
86.9%
Average brokerage commission rate(7)              $0.0045        $0.0071             --           --           --

1. For the period from October 2, 1995 (inception of offering) to September 30, 1996. 2. For the period from August 17, 1993 (inception of offering) to September 30, 1993. 3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized.


                           26 Oppenheimer Global Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Class B                                                     Class C
                                              ------------------------------------------------------
--------------------------
                                              Year Ended September 30,                                    Year Ended
September 30,
                                              1997       1996       1995      1994         1993(2)        1997
1996(1)
===================================================================================================================================
Per Share Operating Data:
Net asset value, beginning of period           $38.19     $36.16    $37.36    $34.99       $33.33
$38.73        $36.67
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                     (.04)      (.05)      .06       .08          .03            (.08)
  .09
Net realized and unrealized gain                11.68       4.13      2.49      5.83         1.63           11.86
       4.13
                                               ------     ------    ------    ------       ------          ------        ------
Total income from investment operations         11.64       4.08      2.55      5.91         1.66
11.78          4.22

-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.26)        --        --      (.18)          --            (.36)
   (.11)
Distributions from net realized gain            (1.38)     (2.05)    (3.75)    (3.36)          --           (1.38)
      (2.05)
                                               ------     ------    ------    ------       ------          ------        ------
Total dividends and distributions
to shareholders                                 (1.64)     (2.05)    (3.75)    (3.54)          --           (1.74)
(2.16)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $48.19     $38.19    $36.16    $37.36       $34.99
$48.77        $38.73
                                               ======     ======    ======    ======       ======
======        ======

===================================================================================================================================
Total Return, at Net Asset Value(3)             31.77%     12.07%     8.34%    18.10%        3.64%
    31.76%        12.34%

===================================================================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in millions)          $897       $541      $340      $187           $6
$60           $18
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                 $692       $438      $258       $88           $3             $35
        $8
-----------------------------------------------------------------------------------------------------------------------------------
Average amount of debt outstanding
throughout period (in thousands)                  N/A        N/A       N/A       N/A          N/A
N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Average number of shares outstanding
throughout each period (in thousands)             N/A        N/A       N/A       N/A          N/A
N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Average amount of debt per share
outstanding throughout each period                N/A        N/A       N/A       N/A          N/A
N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                    (0.23)%    (0.17)%    0.09%    (0.30)%       1.52%(4)
 (0.86)%(5)     0.04%(4)
Expenses                                         1.94%      2.00%     2.03%     2.08%        2.40%(4)
1.94%         1.99%(4)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                       65.9%     102.9%     84.4%     78.3%        86.9%
65.9%        102.9%
Average brokerage commission rate(7)          $0.0045    $0.0071        --        --           --
$0.0045       $0.0071

5. Due to the acquisition of the net assets of Oppenheimer Global Emerging Growth Fund, the ratios for Class C shares are not necessarily comparable to those of prior periods. 6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1997 were $2,356,217,301 and $2,254,813,598, respectively. 7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

See accompanying Notes to Financial Statements.


                           27 Oppenheimer Global Fund

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Global Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund invests primarily in common stocks of U.S. and foreign companies. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.


                           28 Oppenheimer Global Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At September 30, 1997, the Fund had available for federal tax purposes an unused capital loss carryover of approximately $27,670,000, which expires between 1998 and 2004. The capital loss carryover was acquired in connection with the merger with Oppenheimer Global Emerging Growth Fund.

--------------------------------------------------------------------------------
Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 1997, a credit of $4,440 was made for the Fund's projected benefit obligations and payments of $13,575 were made to retired trustees, resulting in an accumulated liability of $328,124 at September 30, 1997.


                           29 Oppenheimer Global Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
      The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 1997, amounts have been reclassified to reflect an increase in undistributed net investment income of $55,195,514, a decrease in accumulated net realized gain on investments of $59,905,058, and an increase in paid-in capital of $4,709,544.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                           30 Oppenheimer Global Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     Year Ended September 30, 1997     Year Ended September 30, 1996(1)
                                     -----------------------------     --------------------------------
                                     Shares           Amount           Shares          Amount
-------------------------------------------------------------------------------------------------------
Class A:
Sold                                  11,624,466     $ 495,244,280      13,445,573     $ 494,129,386
Dividends reinvested                   3,097,502       117,118,681       3,791,424       129,022,228
Issued in connection with the
acquisition of Oppenheimer Global
Emerging Growth Fund--Note 9           3,204,584       145,520,176              --                --
Redeemed                             (12,907,303)     (550,948,369)    (12,511,334)     (457,872,920)
                                      ----------       -----------      ----------       -----------
Net increase                           5,019,249     $ 206,934,768       4,725,663     $ 165,278,694
                                      ==========     =============      ==========
=============
-------------------------------------------------------------------------------------------------------
Class B:
Sold                                   5,824,454     $ 244,964,288       6,760,563     $ 244,252,699
Dividends reinvested                     624,025        23,201,893         596,683        20,012,734
Issued in connection with the
acquisition of Oppenheimer Global
Emerging Growth Fund--Note 9             312,088        13,881,679              --                --
Redeemed                              (2,312,418)      (97,093,034)     (2,599,758)      (93,597,029)
                                      ----------       -----------      ----------       -----------
Net increase                           4,448,149     $ 184,954,826       4,757,488     $ 170,668,404
                                      ==========     =============      ==========
=============

-------------------------------------------------------------------------------------------------------
Class C:
Sold                                   1,111,161     $  47,405,719         549,240     $  20,205,091
Dividends reinvested                      25,342           953,635           4,029           137,151
Issued in connection with the
acquisition of Oppenheimer Global
Emerging Growth Fund--Note 9              95,479         4,297,523              --                --
Redeemed                                (449,001)      (19,132,220)        (98,123)       (3,610,284)
                                      ----------       -----------      ----------       -----------
Net increase                             782,981     $  33,524,657         455,146     $  16,731,958
                                      ==========     =============      ==========
=============

1. For the year ended September 30, 1996 for Class A and Class B shares, and for the period from October 2, 1995 (inception of offering) to September 30, 1996 for Class C shares.

================================================================================
3. Unrealized Gains and Losses on Investments

At  September  30,  1997,   net  unrealized   appreciation   on  investments  of
$1,140,006,983 was composed of gross appreciation of $1,203,983,497, and gross depreciation of $63,976,514.


                           31 Oppenheimer Global Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% on the first $250 million of average annual net assets, 0.77% on the next $250 million, 0.75% on the next $500 million, 0.69% on the next $1 billion and 0.67% on average annual net assets in excess of $2 billion. The Manager had voluntarily reduced the management fee to which it is entitled under the Agreement to 0.65% on average annual net assets in excess of $3.5 billion. Effective February 27, 1997, a new investment advisory agreement provides for a fee of 0.65% on average annual net assets in excess of $3.5 billion that was previously agreed to by the voluntary undertaking.
      For the year ended September 30, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $5,685,337, of which $1,827,212 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $7,365,449 and $315,579, respectively, of which $609,555 and $9,233, respectively, was paid to an affiliated broker/dealer. During the year ended September 30, 1997, OFDI received contingent deferred sales charges of $1,011,172 and $17,175, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
      OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.
      The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintaining accounts of their customers that hold Class A shares. During the year ended September 30, 1997, OFDI paid $344,298 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                           32 Oppenheimer Global Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended September 30, 1997, OFDI paid $90,584 and $1,705, respectively, to an affiliated broker/dealer as reimbursement for Class B and Class C personal service and maintenance expenses and retained $5,658,916 and $244,833, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At September 30, 1997, OFDI had incurred unreimbursed expenses of $19,399,031 for Class B and $539,948 for Class C.

================================================================================
5. Forward Contracts
A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.
      The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.
      Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.
      Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
      Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.


                           33 Oppenheimer Global Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Forward Contracts (continued)
At September 30, 1997, the Fund had outstanding forward contracts as follows:

                                                                        Contract      Valuation as of
                                                                        Amount        September 30,     Unrealized
Unrealized
                                                Expiration Date         (000s)        1997              Appreciation
Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------

British Pound Sterling (GBP)                     10/1/97-10/3/97         7,354 GBP   $ 11,878,149
$ --       $   55,388
British Pound Sterling (GBP)                             10/2/97         9,658 GBP     15,600,722
54,100               --
German Mark (DEM)                                        10/2/97        37,585 DEM     21,280,157
--          140,530
Italian Lira (ITL)                                       10/2/97    69,424,808 ITL     40,363,260            --
 129,482
Italian Lira (ITL)                                       10/3/97    18,122,465 ITL     10,535,477         2,222
         --
                                                                                                        -------       ----------
                                                                                                         56,322          325,400
                                                                                                        -------       ----------
Contracts to Sell
-----------------

Austrian Schilling (ATS)                                 10/6/97         4,059 ATS        326,530           518
         --
French Franc (FRF)                                      12/24/97     1,114,160 FRF    194,530,564            --
     3,199,461
Indonesian Rupiah (IDR)                          10/1/97-10/2/97     2,821,503 IDR        865,492
28,241               --
Swiss Franc (CHF)                                        10/1/97         1,257 CHF        865,661            --
   2,217
                                                                                                        -------       ----------
                                                                                                         28,759        3,201,678
                                                                                                        -------       ----------
Total Unrealized Appreciation and Depreciation                                                          $85,081
$3,527,078
                                                                                                        =======       ==========

================================================================================
6. Illiquid and Restricted Securities
At September 30, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at September 30, 1997 was $16,485,894, which represents 0.38% of the Fund's net assets. Information concerning restricted securities is as follows:

                                                           Cost         Valuation Per Unit
Security                               Acquisition Date    Per Unit     as of Sept. 30, 1997
--------------------------------------------------------------------------------------------
Clinica y Maternidad Suizo Argentino   5/16/94             $7,383.33             $ 9,158.83


                           34 Oppenheimer Global Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
7. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other OppenheimerFunds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.
      The Fund had no borrowings outstanding during the year ended September 30, 1997.

================================================================================
8. Securities Loaned
The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Fund receives 60% of the annual net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in money market instruments approved by the Manager. As of September 30, 1997, the Fund had on loan securities valued at $446,940,176. Cash of $421,551,595 was received as collateral for the loans, and has been invested in the approved instruments identified below. U.S. Treasury Nts. valued at $40,337,663 were also received as collateral. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

================================================================================
9. Acquisition of Oppenheimer Global Emerging Growth Fund On June 20, 1997, the Fund acquired all the net assets of Oppenheimer Global Emerging Growth Fund, pursuant to an agreement and plan of reorganization approved by the Oppenheimer Global Emerging Growth Fund shareholders on June 17, 1997. The Fund issued 3,204,584, 312,088 and 95,479 shares of beneficial interest for Class A, Class B and Class C, respectively, valued at $145,520,176, $13,881,679, and $4,297,523, in exchange for the net assets, resulting in combined Class A net assets of $3,183,354,282, Class B net assets of $783,786,956 and Class C net assets of $46,691,471 on June 20, 1997. The net assets acquired included net unrealized appreciation of $36,954,700. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                           35 Oppenheimer Global Fund

                                   Appendix

                      Corporate Industry Classifications


Aerospace/Defense Air Transportation Auto Parts Distribution Automotive Bank Holding Companies Banks Beverages Broadcasting Broker-Dealers Building Materials Cable Television Chemicals Commercial Finance Computer Hardware Computer Software Conglomerates Consumer Finance Containers Convenience Stores Department Stores Diversified Financial Diversified Media Drug Stores Drug Wholesalers Durable Household Goods Education Electric Utilities Electrical Equipment Electronics
Energy Services & Producers
Entertainment/Film
Environmental


Food
Gas
 Utilities
Gold
Health Care/Drugs
Health Care/Supplies & Services Homebuilders/Real Estate Hotel/Gaming Industrial Services Information Technology Insurance Leasing & Factoring Leisure Manufacturing Metals/Mining Nondurable Household Goods Oil - Integrated Paper Publishing/Printing Railroads Restaurants Savings & Loans Shipping Special Purpose Financial Specialty Retailing Steel Supermarkets Telecommunications - Technology Telephone - Utility Textile/Apparel Tobacco Toys Trucking




 Wireless Services

Investment Adviser
    OppenheimerFunds, Inc.
    Two World Trade Center
    New York, New York 10048-0203

Distributor
    OppenheimerFunds Distributor, Inc.
    Two World Trade Center
    New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
    OppenheimerFunds Services
    P.O. Box 5270
    Denver, Colorado 80217
    1-800-525-7048

Custodian of Portfolio Securities
    The Bank of New York
    One Wall Street
    New York, New York 10015

Independent Auditors
    KPMG Peat Marwick LLP
    707 Seventeenth Street
    Denver, Colorado 80202

Legal Counsel
    Gordon Altman Butowsky
      Weitzen Shalov & Wein
    114 West 47th Street
    New York, New York 10036







 SAI330.2

                           OPPENHEIMER GLOBAL FUND

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION


ITEM 24.    Financial Statements and Exhibits
            ---------------------------------

(a)   Financial Statements

   1.       Financial Highlights (See Parts A and B): Filed herewith.

   2. Independent Auditors' Report (See Part B): Filed herewith.

   3. Statement of Investments (See Part B): Filed herewith.

   4. Statement of Assets and Liabilities: (See Part B): Filed herewith.

   5. Statement of Operations (See Part B): Filed herewith.

   6. Statements of Changes in Net Assets (See Part B): Filed herewith.

   7. Notes to Financial Statements (See Part B): Filed herewith.

      (b)   Exhibits
            --------

   Exhibit
   Number   Description
   -------  -----------
   1.       Amended  and  Restated  Declaration  of Trust as of 8/1/95:  Filed
            with Registrant's Post-
            Effective Amendment No. 65, 7/27/95, and incorporated herein by reference.

   2.       By-Laws   Amended   as  of   8/6/87:   Filed   with   Registrant's
            Post-Effective Amendment No. 63, 12/1/94, and incorporated herein by reference.

   3. Not applicable.

   4. (i) Specimen Class A Share Certificate: Filed herewith.

      (ii)  Specimen Class B Share Certificate: Filed herewith.


      (iii) Specimen Class C Share  Certificate:  Filed herewith.  5. Ameded and
   Restated Investment Advisory Agreement dated  as  of  12/11/97:   Filed
   herewith.


   6. (i) General Distributor's Agreement dated December 10, 1992: Filed with Registrant's Post- Effective Amendment No. 59, 1/29/93, refiled with Registrant's Post-Effective Amendment No. 63, 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Form  of  OppenheimerFunds  Distributor,  Inc.  Dealer  Agreement:
            Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),
            9/30/94, and incorporated herein by reference.

      (iii) Form  of  OppenheimerFunds  Distributor,  Inc.  Broker  Agreement:
            Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),
            9/30/94, and incorporated herein by reference.

      (iv)  Form  of  OppenheimerFunds  Distributor,  Inc.  Agency  Agreement:
            Filed with Post-
            Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-
            17850), 9/30/94, and incorporated herein by reference.

      (v) Broker Agreement between OppenheimerFunds Distributor, Inc., and Newbridge Securities dated 10/1/86: Filed with Post-Effective Amendment No. 25 of Oppenheimer
            Growth Fund (Reg. No. 2-45272), 11/1/86, refiled with Post-Effective Amendment No.
            45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of
            Regulation S-T, and incorporated herein by reference.

   7. Retirement  Plan for  Non-Interested  Trustees or Directors  dated 6/7/90:
      Filed with Post-Effective Amendment No. 97 of Oppenheimer Fund (Reg.
      No. 2-14586), 8/30/90, refiled with Post-
      Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94,
      pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

   8. Amended and Restated Custody Agreement dated 11/12/92 between Registrant and The Bank of New York: Filed with Registrant's Post-Effective Amendment No. 59, 1/29/93, refiled with Registrant's Post-Effective Amendment No. 63, 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

   9. Not applicable.

   10.Opinion  and  Consent of Counsel  dated  3/2/87:  Filed with  Registrant's
      Post-Effective  Amendment  No.  52,  1/27/89,  refiled  with  Registrant's
      Post-Effective Amendment No. 63, 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

   11.Independent Auditors' Consent:  Filed herewith.

   12.Not applicable.

   13.Not applicable.

   14.(i)   Form of  Individual  Retirement  Account  (IRA)  Trust  Agreement:
            Filed with Post-Effective Amendment No. 21 of Oppenheimer U.S. Government Trust (Reg. No. 2-76645),
            8/25/93, and incorporated herein by reference.

      (ii)  Form of Standardized  and  Non-Standardized  Profit Sharing Plan and
            Money Purchase Pension Plan for self- employed persons and corporations: Filed with Post-Effective Amendment No. 7 of Oppenheimer Global Growth & Income Fund (Reg.
            No. 2-45272),
            10/21/94, and incorporated herein by reference.

      (iii) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Filed with Post-Effective Amendment No. 47 of Oppenheimer Growth Fund (File No. 2-45272), 10/21/94, and incorporated herein by reference.

      (iv) Form of Prototype 401(k) Plan: Previously filed with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378), 9/28/95, and incorporated herein by reference.

      (v) Form of SAR-SEP Simplified Employee Pension IRA: Filed with Post-Effective Amendment No. 15 of Oppenheimer Mortgage Income Fund (which subsequently merged into Oppenheimer U.S. Government Trust 7/28/95) (File No. 33-6614), 1/24/95, and
            incorporated herein by reference.


   15.(i) Amended Service Plan and Agreement for Class A Shares dated as of 6/10/93 pursuant to Rule 12b-1 under the Investment Company Act:
            Filed with Registrant's Post-Effective Amendment No. 60, 11/24/93, and incorporated herein by reference.


      (ii) Distribution and Service Plan and Agreement for Class B Shares dated as of 2/10/94, pursuant to Rule 12b-1 under the Investment Company Act of 1940: Filed with Registrant's Post-Effective Amendment No. 63, 12/1/94, and incorporated herein by reference.


      (iii) Distribution and Service Plan and Agreement for Class C Shares dated as of 7/17/95, pursuant to Rule 12b-1 under the Investment Company
            Act: Filed with Registrant's Post- Effective Amendment No. 66, 9/29/95, and incorporated herein by reference.


   16.Performance Data Computation Schedule: Filed herewith.


   17.(i) Financial Data Schedule for Class A Shares as of 9/30/97: Filed herewith.

      (ii) Financial Data Schedule for Class B Shares as of 9/30/97: Filed herewith.

      (iii) Financial Data Schedule for Class C Shares as of 9/30/97: Filed herewith.


   18.Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 dated  10/24/95:
      Previously filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer California
      Municipal Fund (Reg. No. 33-23566), 11/1/95, and incorporated herein by reference.
   -- Powers  of  Attorney  and  Certified  Board   Resolutions:   Filed  with
      Registrant's Post-Effective Amendment No. 60, 11/24/93, and incorporated herein by reference.

   -- Powers of  Attorney  for  Bridget  A.  Macaskill,  Trustee:  Filed  with
      Post-Effective Amendment No. 67, 1/24/96, and incorporated herein by reference.

ITEM 25.    Persons Controlled by or under Common Control with Registrant
            -------------------------------------------------------------
            None.

ITEM 26.    Number of Holders of Securities
            -------------------------------
            Number of Record
                                          Holders as of

            Title of Class                                  January 16, 1998

      Class A Shares of Beneficial Interes 209,696 Class B Shares of Beneficial Interes 91,820 Class C Shares of Beneficial Interes 6,033


ITEM 27.    Indemnification
            ---------------

   Reference is made to paragraphs (c) through (g) of Section 12 of Article SEVENTH of Registrant's Declaration of Trust, filed as an Exhibit 24(b)(1) to this Registration
Statement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 28.    Business and Other Connections of Investment Adviser

--------    ----------------------------------------------------


      (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

      (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name  and Current Position
with OppenheimerFunds, Inc.               Other Business and Connections During
("OFI")                                   the Past Two Years
---------------------------               ------------------------------------


Mark J.P. Anson,
V                    Vice  President  of  Oppenheimer  Real Asset
                    Management, Inc. ("ORAMI"); formerly Vice
                   President of Equity Derivatives at Salomon
                                 Brothers, Inc.

Peter M. Antos,

Senior Vice President         An  officer  and/or  portfolio   manager  of
                             certain Oppenheimer funds; a Chartered
                             Financial Analyst; Senior Vice President of
                             HarbourView Asset Management Corporation
                            ("HarbourView");  prior  to  March,  1996 he
                             was the senior equity portfolio manager for the
                            Panorama Series Fund, Inc. (the "Company")
                            and other mutual funds and pension funds
                            managed by G.R. Phelps & Co. Inc. ("G.R.
                           Phelps"), the Company's former investment
                          adviser, which was a subsidiary of
                          Connecticut Mutual Life Insurance Company;
                         was  also   responsible   for  managing  the
                         common
                         stock    department    and   common    stock
                         investments
                         of Connecticut Mutual Life Insurance Co.


Lawrence Apolito,
Vice President                            None.

Victor Babin,
Senior Vice President                     None.

Bruce Bartlett,

Vice President An officer and/or portfolio manager of certain Oppenheimer funds. Formerly a Vice President and Senior Portfolio Manager at First of America Investment Corp.

 Beichert, Kathleen            None.




 Rajeev Bhaman,
Vice President       Formerly   Vice   President   (January  1992
                     -February, 1996) of Asian Equities for
                      Barclays de Zoete Wedd





Robert J. Bishop,

Vice President
                                Vice
                                President of Mutual Fund  Accounting  (since
                                May 1996); an officer of other
                                Oppenheimer funds; formerly  an Assistant
                                Vice    President   of    OFI/Mutual    Fund
                                Accounting
                               (April   1994-May   1996),    and   a   Fund
                               Controller
                               for
                               OFI.

George C. Bowen,
Senior Vice President & Treasurer
                                 Vice President (since  June 1983) and
                                 Treasurer (since March 1985) of
                                 OppenheimerFunds Distributor, Inc. (the
                                 "Distributor"); Vice President  (since
                                  October 1989) and Treasurer (since April
                                  1986)   of    HarbourView;    Senior    Vice
                                  President
                                  (since  February  1992),   Treasurer  (since
                                   July
                                   1991)and a director  (since  December  1991)
                                   of
                                  Centennial;  President, Treasurer and a
                                  director of  Centennial Capital Corporation
                                 (since June 1989);  Vice President and
                                Treasurer    (since    August    1978)   and
                                Secretary
                               (since April 1981) of Shareholder Services,
                               Inc. ("SSI"); Vice President, Treasurer and
                               Secretary    of    Shareholder     Financial
                               Services,
                               Inc. ("SFSI") (since November 1989);
                               Treasurer of Oppenheimer Acquisition Corp.
                               ("OAC") (since June 1990); Treasurer of
                               Oppenheimer   Partnership   Holdings,   Inc.
                               (since November    1989);  Vice President   and
                               Treasurer of ORAMI  (since  July  1996);   Chief
                               Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); an officer of other Oppenheimer funds.


Scott Brooks,
Vice President                            None.

Susan Burton,

Assistant Vice President                  None.


 Adele Campbell,
Assistant Vice President
 & Assistant
 Treasurer: Rochester Division  Formerly   Assistant   Vice   President   of
                                          Rochester Fund Services, Inc.

Michael Carbuto,

Vice President      An  officer  and/or  portfolio   manager  of
                    certain Oppenheimer funds; Vice President of Centennial.

Ruxandra Chivu,
Assistant Vice President                  None.



H.D. Digby Clements,
Assistant Vice President:
Rochester Division                        None.


O. Leonard Darling,

Executive                                 Vice   President   Trustee   (1993   -
                                          present) of Awhtolia College - Greece.


Robert A. Densen,
Senior Vice President                     None.


Sheri Devereux,
Assistant Vice President                  None.

Robert Doll, Jr.,
Executive Vice President &

 Director                                 An officer and/or portfolio manager of
                                          certain Oppenheimer funds.
John Doney,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,

General Counsel and Director

 Executive Vice  President(since September 1993),
                                and a director (since January 1992)
                                of   the    Distributor;    Executive   Vice
                               President, General  Counsel and a director
                                of HarbourView, SSI, SFSI and Oppenheimer
                                Partnership Holdings, Inc. since (September
                               1995)  and  MultiSource  Services,   Inc.
                               Distributor.(a
                               broker-dealer) (since December 1995);
                               President   and  a  director  of  Centennial
                               (since September  1995);  President and a
                               director of ORAMI (since July 1996);
                               General Counsel
                               (since May 1996) and Secretary (since April
                               1997) of  OAC; Vice President of
                               OppenheimerFunds     International,     Ltd.
                               ("OFIL")
                               and Oppenheimer Millennium Funds plc (since
                               October 1997);  an officer of other
                               Oppenheimer funds.


George Evans,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.


Edward Everett,
Assistant Vice President                  None.


Scott Farrar,

Vice President             Assistant  Treasurer  of
                             Oppenheimer   Millennium  Funds  plc  (since
                             October 1997); an officer of
                             other Oppenheimer funds;  formerly  an
                             Assistant Vice President of OFI/Mutual Fund
                             Accounting  (April  1994-May  1996),  and  a
                             Fund Controller for OFI.

Leslie A. Falconio,
Assistant Vice President                  None.


Katherine P. Feld,
Vice President and Secretary      Vice President    and    Secretary    of

                                  the  Distributor; Secretary of  HarbourView,
                                  MultiSource   and  Centennial, Secretary,
                                  Vice President   and   Director   of
                                  Centennial Capital
                                  Corporation; Vice President and Secretary of
                                 ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:

Rochester Division             An  officer,   Director   and/or   portfolio
                               manager   of  certain   Oppenheimer   funds,
                               Presently he
                               holds   the   following   other   positions:
                               Director
                               (since   1995)  of  ICI   Mutual   Insurance
                                Company;
                                Governor   (since   1994)   of  St.   John's
                                College;
                                Director (since 1994 - present) of
                                International   Museum  of   Photography  at
                                George
                                Eastman  House;  Director  (since  1986)  of
                                GeVa
                                Theatre. Formerly he held the following
                                positions: formerly, Chairman of the Board
                                and    Director    of     Rochester     Fund
                                Distributors,
                                Inc. ("RFD") ; President and Director of
                                Fielding Management Company, Inc. ("FMC") ;
                                President and Director of Rochester Capital
                               Advisors,  Inc. ("RCAI") ;  Managing Partner
                               of
                               Rochester Capital Advisors, L.P., President
                               and  Director of  Rochester  Fund  Services,
                               Inc.
                               ("RFS") ;    President   and   Director   of
                               Rochester
                               Tax  Managed  Fund,  Inc.;   Director  (1993
                               -1997) of  VehiCare  Corp.;  Director  (1993
                               -1996) of VoiceMode.


John Fortuna,
Vice President                            None.

Patricia Foster,

Vice President                    Formerly she held the  following  positions:
                                  An  officer   of   certain   Oppenheimer
                                 funds, (May,
                                1993  -  January,   1996);   Secretary
                                of Rochester
                                Capital  Advisors,
                                Inc. and
                                General Counsel
                               (June, 1993 - January 1996) of Rochester
                                Capital Advisors, L.P.
Jennifer Foxson,
Assistant Vice President                  None.

Paula C. Gabriele,
Executive Vice President          Formerly,   Managing  Director   (1990-1996)
                                  for
                                  Bankers Trust Co.


Robert G. Galli,

Vice Chairman                       Trustee  of the New  York-based  Oppenheimer
                                        Funds.   Formerly  Vice
                                        President and General
                                        Counsel of Oppenheimer Acquisition Corp.

Linda Gardner,
Vice President                            None.

Alan Gilston,
Vice President                    Formerly   Vice   President   for   Schroder
                                  Capital Management International.

Jill Glazerman,

Assistant Vice President                  None.


 Jeremy Griffiths,
                  Chief Financial Officer      Currently   a  Member  and
                                               Fellow  of  the  Institute
                                              of Chartered
                                              Accountants; formerly
                                              an  accountant  for Arthur
                                              Young (London,
                                               U.K.).





 Robert Grill,
Vice President                      Formerly Marketing   Vice   President   for
                                    Bankers Trust Company (1993-1996);  Steering
                                    Committee
                                    Member, Subcommittee Chairman for American
                                    Savings Education Council (1995-1996).


Caryn Halbrecht,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly Vice President of Fixed Income Portfolio Management at Bankers Trust.


Elaine T. Hamann,
Vice President                Formerly  Vice  President  (September,  1989
                             -January, 1997) of Bankers Trust Company.

Glenna Hale,
Director of Investor Marketing         Formerly, Vice President (1994-1997) of
                                          Retirement Plans Services for
                                          OppenheimerFunds Services.


Thomas B. Hayes,
Vice President                            None.

Barbara Hennigar,
Executive Vice President and
 Chief Executive
Officer of
OppenheimerFunds

Services,

a division of the Manager          President  and  Director of SFSI;  President
                                          and Chief    executive  Officer  of

                                          SSI.


Dorothy Hirshman,                         None.
Assistant Vice President


Alan Hoden,
Vice President                            None.

Merryl Hoffman,
Vice President                            None.



Nicholas Horsley,
Vice President                    Formerly  a  Senior   Vice   President   and
                                          Portfolio Manager for Warburg, Pincus
                    Counsellors, Inc. (1993-1997), Co-manager
                                          of
                                          Warburg,  Pincus Emerging Markets Fund
                                          (12/94 - 10/97),  Co-manager  Warburg,
                                          Pincus Institutional  Emerging Markets
                                          Fund -Emerging Markets Portfolio (8/96
                                          -  10/97),  Warburg  Pincus  Japan OTC
                                          Fund,  Associate  Portfolio Manager of
                                          Warburg  Pincus  International  Equity
                                          Fund,  Warburg  Pincus   Institutional
                                          Fund - Intermediate  Equity Portfolio,
                                          and Warburg Pincus EAFE Fund.


Scott T. Huebl,
Assistant Vice President                  None.

Richard Hymes,
Assistant Vice President                  None.


Jane Ingalls,

Vice President                            None.

Byron Ingram,
Assistant Vice President
 None.


Ronald Jamison,
Vice President                   Formerly   Vice   President   and  Associate
                                          General Counsel at
Prudential Securities, Inc.

Frank Jennings,

Vice President                 An  officer  and/or  portfolio   manager  of
                               certain    Oppenheimer   funds;
                                          formerly, a
                               Managing  Director  of  Global  Equities  at
                               Paine Webber's Mitchell Hutchins division.



Thomas W. Keffer,

Senior Vice President              Formerly  Senior  Managing   Director  (1994
                                          -1996) of Van Eck Global.


Avram Kornberg,

Vice President                             None.

Joseph Krist,
Assistant Vice President                   None.


Paul LaRocco,
Vice President                    An  officer  and/or  portfolio   manager  of


                                      certain    Oppenheimer   funds;
                                          formerly, a

                     Securities Analyst for Columbus Circle
                                   Investors.

Michael Levine,
Assistant Vice President                  None.


Shanquan Li,
Vice President               Director of Board (since 2/96), Chinese
                             Finance Society; formerly, Chairman (11/94-
                             2/96),    Chinese   Finance   Society;   and
                             Director
                             (6/94-6/95),    Greater    China    Business
                              Networks.


Stephen F. Libera,

Vice President                 An officer and/or  portfolio  manager    for
                               certain Oppenheimer funds; a Chartered
                                          Financial Analyst; a Vice President of
                                          HarbourView;  prior to  March   1996,
                                          the senior
                                  bond   portfolio    manager   for   Panorama
                                          Series
                                   Fund  Inc., other mutual funds and pension
                                   accounts managed by G.R. Phelps;     also
                                   responsible for managing the public fixed-
                                   income     securities      department     at
                                   Connecticut
                                          Mutual Life Insurance Co.


Mitchell J. Lindauer,

Vice President                            None.
David Mabry,
 Assistant Vice President        None.

Steve Macchia,
Assistant Vice President                  None.


Bridget Macaskill,
President, Chief Executive Officer

and Director
                               Chief  Executive
                                    Officer (since  September  1995);  President
                                          and director (since June
                                          1991) of  HarbourView; Chairman and a
                                   director  of SSI (since  August  1994),  and
                                    SFSI
                                   (September    1995);     President    (since
                                          September
                                     1995) and a director  (since October  1990)
                                    of OAC;  President  (since  September  1995)
                                          and
                                          a director  (since November 1989) of
                                     Oppenheimer   Partnership  Holdings, Inc.
                                     a  holding company subsidiary  of OFI; a
                                        director of ORAMI (since July 1996);
                                 President  and  a  director  (since  October
                                        1997)
                                   of   OFIL,    an   offshore   fund   manager
                                          subsidiary
                                    of OFI and Oppenheimer Millennium Funds plc
                                      (since October 1997); President and a a
                                      director of other Oppenheimer funds;  a
                                    director of the NASDAQ  Stock  Market,  Inc.
                                          and
                                        of Hillsdown Holdings plc (a U.K. food
                                          company); formerly an Executive Vice
                                          President of OFI.


 Wesley Mayer,
Vice President                            Formerly Vice President






 (January, 1995 -June, 1996) of Manufacturers Life Insurance
Company.

Loretta McCarthy,
Executive Vice President                  None.

Kevin McNeil,
Vice President                     Treasurer  (September,  1994 - present)  for
                                   the   Martin   Luther   King   Multi-Purpose
                                   Center (non-
                                   profit    community     organization);
                                          Formerly Vice President (January, 1995
                                          - April,  1996)  for  Lockheed  Martin
                                          IMS.

Tanya Mrva,
Assistant Vice President                  None.


Lisa Migan,

Assistant Vice President                 None.


Robert J. Milnamow,

Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly a Portfolio Manager (August, 1989 - August, 1995) with Phoenix Securities Group.


Denis R. Molleur,
Vice President                            None.


Linda Moore,
Vice President                    Formerly, Marketing Manager (July 1995-
                                   November   1996)   for   Chase    Investment
                                   Services Corp.

Tanya Mrva,
Assistant Vice President                  None.


Kenneth Nadler,
Vice President                            None.

David Negri,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President                  None.

Robert A. Nowaczyk,
Vice President                            None.


Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                        None.

Gina M. Palmieri,
Assistant Vice President                  None.


Robert E. Patterson,
Senior                                    Vice   President  An  officer   and/or
                                          portfolio     manager    of    certain
                                          Oppenheimer funds.
John Pirie,

Assistant Vice President                  Formerly, a Vice President with Cohane
                                          Rafferty Securities, Inc.


Tilghman G. Pitts III,
Executive Vice President

and Director                           Chairman and Director of the Distributor.


Jane Putnam,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.


  Russell
Read,



Senior                                          Vice   President    Formerly   a
                                                consultant     for    Prudential
                                                Insurance   on   behalf  of  the
                                                General Motors Pension Plan.


Thomas Reedy,

Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly, a Securities Analyst for the Manager.


David Robertson,
Vice President                            None.

Adam Rochlin,

Vice President
                                           None.

Michael S. Rosen
Vice President; President,
Rochester Division               An  officer  and/or  portfolio   manager  of
                                 certain Oppenheimer funds ; Formerly, Vice
                                 President (June, 1983 - January, 1996) of
                                 RFS, President and Director of RFD ; Vice
                                 President   and   Director  of  FMC ;   Vice
                                 President
                                 and  director of RCAI ;  General  Partner of
                                 RCA;
                                 Vice  President  and  Director of  Rochester
                                 Tax
                                 Managed   Fund  Inc.



Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly Vice
                                          President         and        Portfolio
                                          Manager/Security      Analyst      for
                                          Oppenheimer    Capital    Corp.,    an
                                          investment adviser.

Lawrence Rudnick,

Assistant Vice President
                                           None.


James Ruff,
Executive Vice President                  None.


Valerie Sanders,
Vice President                            None.


Ellen Schoenfeld,
Assistant Vice President                  None.

Stephanie Seminara,

Vice President                            Formerly, Vice President of Citicorp
                                          Investment Services

 Richard Soper,




 Vice President   None.


Nancy Sperte,
Executive Vice President                  None.

Donald W. Spiro,

Chairman Emeritus and Director Vice Chairman and Trustee of the New York- based Oppenheimer Funds; formerly Chairman of the Manager and the Distributor.

Richard A. Stein,
Vice President: Rochester Division  Assistant  Vice  President  (since  1995) of
                                          Rochester Capitol Advisors, L.P.


Arthur Steinmetz,
Senior                                    Vice   President  An  officer   and/or
                                          portfolio     manager    of    certain
                                          Oppenheimer funds.

Ralph Stellmacher,
Senior                                    Vice   President  An  officer   and/or
                                          portfolio     manager    of    certain
                                          Oppenheimer funds.

John Stoma,
Senior Vice President,
Director
Retirement Plans   Formerly  Vice   President  of  U.S.   Group
                  Pension Strategy and Marketing for Manulife
                                   Financial.

Michael C. Strathearn,

Vice President                            An officer and/or portfolio manager of
                                          certain Oppenheimer funds; a Chartered
                                          Financial Analyst; a Vice President of
                                          HarbourView;  prior to  March 1996,
                                          an equity
                                 portfolio   manager  for   Panorama   Series
                                          Fund,
                                       Inc. and other mutual funds and pension
                                          accounts managed by G.R. Phelps.


James C. Swain,
Vice Chairman of the Board         Chairman,  CEO  and  Trustee,   Director  or
                                          Managing Partner of the Denver-based
                                   Oppenheimer    Funds;    President   and   a
                                          Director

of Centennial; formerly President and
Director of OAMC, and Chairman of the Board of SSI.

James Tobin,
Vice President                            None.

Jay Tracey,

Vice President                      An officer   and/or   portfolio    manager
                               of certain Oppenheimer funds; formerly Managing
                                   Director of Buckingham Capital Management.


Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer   Assistant  Treasurer of the  Distributor and
                                          SFSI.

Ashwin Vasan,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.


Dorothy Warmack,
Vice                                      President An officer and/or  portfolio
                                          manager of certain Oppenheimer funds.


Jerry  Webman,
Senior Vice President               Director   of  New   York-based   tax-exempt
                                    fixed
                                    income    Oppenheimer    funds;    Formerly,
                                    Managing
                                    Director and Chief Fixed Income Strategist at
                                   Prudential Mutual Funds.


Christine Wells,
Vice President                            None.


Joseph Welsh,
Assistant Vice President                  None.



Kenneth B. White,

Vice President                            An officer and/or portfolio manager of
                                          certain Oppenheimer funds; a Chartered
                                          Financial Analyst; Vice President of
                                          HarbourView;  prior to  March 1996,
                                          an equity
                                  portfolio   manager  for   Panorama   Series
                                         Fund,
                                   Inc.  and other  mutual  funds  and  pension
                                          funds
                                          managed by G.R. Phelps.


William L. Wilby,
Senior Vice President            An  officer  and/or  portfolio   manager  of
                                 certain Oppenheimer funds; Vice President
                                          of
                                          HarbourView.

Carol Wolf,

Vice President                   An  officer  and/or  portfolio   manager  of
                                 certain  Oppenheimer  funds;  Vice President
                                 of
                                 Centennial; Vice President, Finance and
                                 Accounting and member of the Board of
                                 Directors of the Junior League of Denver,
                                 Inc.; Point of Contact:  Finance  Supporters
                                 of   Children;   Member   of  the   Oncology
                                 Advisory
                                 Board of the Childrens Hospital; Member of the Board of Directors of the Colorado
                                          Museum
                                          of Contemporary Art.

Caleb Wong,
Assistant Vice President                  None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                                  Assistant  Secretary of
                                       SSI  (since  May  1985),
                                    and  SFSI (since November 1989);  Assistant
                                    Secretary   of                   Oppenheimer
                                          Millennium Funds plc
                                     (since October 1997);  an officer of other
                                          Oppenheimer        funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                        None.


Arthur J. Zimmer,

Senior Vice President            An  officer  and/or  portfolio   manager  of

                    certain Oppenheimer funds; Vice President
                                          of
                                          Centennial.


            The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:


New York-based Oppenheimer Funds
--------------------------------

Oppenheimer  California  Municipal Fund Oppenheimer  Capital  Appreciation  Fund
Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer U.S.Government Trust Oppenheimer World Bond Fund Quest/Rochester Funds
---------------------
Limited Term New York Municipal Fund
Oppenheimer Bond Fund For Growth
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals



Denver-based Oppenheimer Funds
------------------------------

Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Equity Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc. The New York Tax-Exempt Income Fund, Inc.




            The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

            The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood,Colorado 80012.

            The address of MultiSource Services, Inc. is 1700 Lincoln Street, Denver, Colorado 80203.

            The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.



Item 29.    Principal Underwriter
--------    ---------------------


            (a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

      (b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal                Positions & Offices         Positions & Offices
Business Address                with Underwriter            with Registrant
----------------                -------------------         -------------------
George C. Bowen(1)              Vice President and          Vice President and
                                Treasurer                   Treasurer  of the
                                                            Oppenheimer funds.











Julie Bowers                    Vice President              None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan                Vice President              None
1940 Cotswold Drive
Orlando, FL 32825


Maryann Bruce(2)               Senior Vice President;     None
                                Director: Financial
                                Institution  Division


Robert Coli                     Vice President              None
12 White Tail Lane
Bedminster, NJ 07921


Ronald T. Collins               Vice President              None
710-3 E. Ponce  de Leon Ave.

Decatur, GA  30030


 William Coughlin           Vice President              None
 542 West Surf - #2N
 Chicago, IL  60657

 Mary Crooks(1)

E. Drew Devereaux(3)                    Assistant Vice President
None

Rhonda Dixon-Gunner(1)          Assistant Vice President    None
Andrew John Donohue(2)         Executive Vice              Secretary of
                                President
&                               Director the Oppen-heimer funds .


Wendy H. Ehrlich                Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                     Vice President              None
41 Craig Place
Cranford, NJ  07016


Todd Ermenio                    Vice President              None
11011 South Darlington
Tulsa, OK  74137


John Ewalt                      Vice President              None
2301 Overview Dr. NE
Tacoma, WA 98422


George Fahey                    Vice President              None
201 E. Rund Grove Rd.
#26-22
Lewisville, TX 75067

Katherine P. Feld(2)            Vice President              None
                                &  Secretary


Mark Ferro                      Vice President              None
43 Market Street
Breezy Point, NY 11697


Ronald H. Fielding(3)                             Vice President

 None

Reed F. Finley                  Vice President               None
 1657 Graefield

Birmingham, MI  48009


Wendy Fishler(2)               Vice President              None






Ronald R. Foster                Senior Vice President       None
 11339 Avant Lane
 Cincinnati, OH 45249

Patricia Gadecki                Vice President              None
 950 First St., S.
 Suite 204
 Winter Haven, FL  33880

Luiggino Galleto                Vice President              None
10239 Rougemont Lane

Charlotte, NC 28277

Mark Giles                      Vice President              None
5506 Bryn Mawr

Dallas, TX 75209


Ralph Grant(2)                 Vice President/National     None
                                Sales Manager



Sharon Hamilton                 Vice President              None
720 N. Juanita Ave.,#1

Redondo Beach, CA 90277


Byron Ingram(2)                 Assistant Vice President    None


Mark D. Johnson                 Vice President              None
                        129 Girard Place
 Kirkwood, MO 63105

Michael Keogh(2)               Vice President              None


Richard Klein                   Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409


 Daniel Krause            Vice President    None
 13416 Larchmere Square
Shaker Heights, OH 44120

Ilene Kutno(2)                  Assistant Vice President    None

Todd Lawson                     Vice President              None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang                Senior Vice President       None
23 Fox Trail

Lincolnshire, IL 60069


Dawn Lind                       Vice President              None
7 Maize Court

Melville, NY 11747

James Loehle                    Vice President              None
30 John Street
Cranford, NJ  07016


Todd Marion                     Vice President              None
21 N. Passaic Avenue
Chatham,N.J. 07928

Marie Masters                   Vice President              None
520 E. 76th Street
New York, NY  10021


John McDonough                  Vice President              None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854


 Tanya Mrva(2)                         Assistant Vice President
 None




Laura Mulhall(2)                      Senior Vice President
None

Charles Murray                  Vice President              None
 18 Spring Lake Drive
 Far Hills, NJ 07931

Wendy Murray                    Vice President              None
 32 Carolin Road
 Upper Montclair, NJ 07043

Chad V. Noel                    Vice President              None
3238 W. Taro Lane
Phoenix, AZ  85027


Joseph Norton                   Vice President              None
2518 Fillmore Street


San Francisco, CA  94115


Patrick Palmer                  Vice President              None
958 Blue Mountain Cr.

West Lake Village, CA 91362


Kevin Parchinski                Vice President              None
1105 Harney St., #310
Omaha, NE  68102

Randall Payne                   Vice President               None
 3530 Providence Plantation Way
Charlotte, NC   28270


Gayle Pereira                   Vice President              None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit               Vice President              None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                   Vice President              None
1777 Larimer St. #807
Denver, CO  80202


Tilghman G. Pitts, III(2)      Chairman & Director         None

Elaine Puleo(2)                Vice President              None




Minnie Ra                       Vice President              None
 895 Thirty-First Ave.

San Francisco, CA  94121

Michael Raso                    Vice President              None
 16 N. Chatsworth Ave.
Apt.  301
Larchmont, NY  10538

John C. Reinhardt(3)          Vice President              None

Douglas Rentschler              Vice President              None
867 Pemberton
Grosse Pointe Park, MI
48230

Ian Robertson                   Vice President              None
4204 Summit  Wa

Marietta, GA 30066


Michael S. Rosen(3)      Vice President
              None


Kenneth Rosenson                Vice President              None
3802 Knickerbocker Place

Apt. #3D
Indianapolis, IN  46240

James Ruff(2)                  President                   None


Timothy Schoeffler              Vice President              None
1717 Fox Hall Road


 Washington, DC  77479

Michael Sciortino               Vice President              None
 785 Beau Chene Drive
 Mandeville, LA  70471

Robert Shore                    Vice President              None
26 Baroness Lane

Laguna Niguel, CA 92677


George Sweeney                  Vice President              None
1855 O'Hara Lane
Middletown, PA 17057

Andrew Sweeny                   Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242


Scott McGregor Tatum            Vice President              None
7123 Cornelia Lane
Dallas, TX  75214


David G. Thomas                 Vice President




None
8116 Arlingon Blvd.
#123
Falls Church, VA 22042

Philip St. John Trimble         Vice President              None
2213 West Homer

Chicago, IL 60647


Sarah Turpin                    Vice President              None
2735 Dover Road
Atlanta,GA  30327

Gary Paul Tyc(1)                              Assistant Treasurer
None

Mark Stephen Vandehey(1)                           Vice President    None

Marjorie Williams               Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331



(1) 6803 South Tucson Way, Englewood, Colorado 80112 (2) Two World Trade Center, New York, NY 10048-0203 (3) 350 Linden Oaks, Rochester, NY 14625-2807


            (c)  Not applicable.




ITEM 30.  Location of Accounts and Records
          --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are in possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.


ITEM 31.  Management Services
          -------------------

          Not applicable.

ITEM 32.  Undertakings
          ------------

          (a)  Not applicable.

          (b)  Not applicable.

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of January, 1998.



                                OPPENHEIMER GLOBAL FUND


                        By: /s/ Bridget A. Macaskill*
                              --------------------------
                              Bridget A. Macaskill, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                           Title                       Date
----------                           -----                       ----

/s/ Leon Levy*                       Chairman of the

--------------                       Board of Trustees      January 27, 1998

Leon Levy


/s/ Bridget A. Macaskill*            President, Chief
--------------------                 Executive Officer

Bridget A. Macaskill                 and Trustee            January 27, 1998



/s/ George Bowen*                    Treasurer and Chief
-----------------                    Financial and

George Bowen                         Accounting Officer     January 27, 1998


/s/ Robert G. Galli*                 Trustee                January 27, 1998

-------------------
Robert G. Galli



s/ Benjamin Lipstein*                Trustee                January 27, 1998

----------------------
Benjamin Lipstein



/s/ Donald W. Spiro*                 Trustee               January 27, 1998

--------------------------
Donald W. Spiro

Signatures                           Title                       Date
----------                           -----                       ----


/s/ Elizabeth B. Moynihan*           Trustee               January 27, 1998

--------------------------
Elizabeth B. Moynihan



/s/ Kenneth A. Randall*              Trustee               January 27, 1998

-----------------------
Kenneth A. Randall



/s/ Edward V. Regan*                 Trustee               January 27, 1998

--------------------
Edward V. Regan



/s/ Russell S. Reynolds, Jr.*        Trustee                 January  27, 1998

-----------------------------
Russell S. Reynolds, Jr.



/s/ Pauline Trigere*                 Trustee                 January 27, 1998

--------------------
Pauline Trigere



/s/ Clayton K. Yeutter*              Trustee                 January 27, 1998

-----------------------
Clayton K. Yeutter



*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

                            OPPENHEIMER GLOBAL FUND

                                 EXHIBIT INDEX


Exhibit No.              Description
-----------              -----------

24(b)(4)(i)        Specimen Form of Class A Share Certificate

24(b)(4)(ii)       Specimen Form of Class B Share Certificate

24(b)(4)(iii)      Specimen Form of Class C Share Certificate


24(b)(5)           Amended and Restated Investment Advisory Agreement


24(b)(11)          Independent Auditors' Consent

24(b)(16)          Performance Data Computation Schedule


24(b)(17)(i)       Financial Data Schedule for Class A Shares as of
                    9/30/97

24(b)(17)(ii)      Financial Data Schedule for Class B Shares as of
                    9/30/97

24(b)(17)(iii)     Financial Data Schedule for Class C Shares as of
                    9/30/97